Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	NTE
Entity Registrant Name	NAM TAI ELECTRONICS INC.
Entity Central Index Key	0000829365
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	44,803,735

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Sales	$ 1,147,923	[1]	$ 525,077	[1]	$ 448,313	[1]
Cost of sales	(1,042,146)		(505,825)		(409,317)
Gross profit	105,777		19,252		38,996
General and administrative expenses	(28,440)	[2]	(21,439)	[2]	(22,372)	[2]
Selling expenses	(2,666)		(3,919)		(3,702)
Research and development expenses	(1,364)		(2,297)		(4,723)
Impairment loss on goodwill			(2,951)
Total operating expenses	(32,470)		(30,606)		(30,797)
Income (loss) from operations	73,307		(11,354)		8,199
Other income, net	9,787		9,184		3,877
Interest income	2,112		2,728		1,462
Interest expense	(292)
Income before income tax	84,914		558		13,538
Income tax expenses	(17,299)		(972)		(3,672)
Income (loss) from continuing business, net of income tax	67,615		(414)		9,866
Income (loss) from discontinued business, net of income tax	(694)		919		5,140
Consolidated net income attributable to Nam Tai shareholders	66,921	[3]	505	[3]	15,006	[3]
Other comprehensive income
Consolidated comprehensive income attributable to Nam Tai shareholders	$ 66,921	[3]	$ 505	[3]	$ 15,006	[3]
Basic earnings (loss) per share:
Basic earnings (loss) per share from continuing business	$ 1.51		$ (0.01)		$ 0.22
Basic earnings (loss) per share from discontinued business	$ (0.02)		$ 0.02		$ 0.11
Basic earnings per share	$ 1.49		$ 0.01		$ 0.33
Diluted earnings (loss) per share:
Diluted earnings (loss) per share from continuing business	$ 1.49		$ (0.01)		$ 0.22
Diluted earnings (loss) per share from discontinued business	$ (0.01)		$ 0.02		$ 0.11
Diluted earnings per share	$ 1.48		$ 0.01		$ 0.33

[1]	The net sales have excluded the sales from the discontinued business of $86,108, $77,240 and $24,187 for the years ended December 31, 2010, 2011 and 2012, respectively.
[2]	General and administrative expenses include employee severance benefits of $656, $187 and $3,504 for the years ended December 31, 2010, 2011 and 2012, respectively.
[3]	"Nam Tai" refers to Nam Tai Electronics, Inc.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Sales from discontinued business	$ 24,187		$ 77,240		$ 86,108
General and administrative expenses	28,440	[1]	21,439	[1]	22,372	[1]
Employee Severance
General and administrative expenses	$ 3,504		$ 187		$ 656

[1]	General and administrative expenses include employee severance benefits of $656, $187 and $3,504 for the years ended December 31, 2010, 2011 and 2012, respectively.

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 157,838	$ 118,510
Fixed deposits maturing over three months	49,824	34,825
Accounts receivable, less allowance for doubtful accounts of $18 and nil at December 31, 2011 and 2012, respectively	155,557	65,754
Derivative financial instrument	99
Inventories	55,638	26,515
Prepaid expenses and other receivables	29,956	14,334
Finance lease receivable -current	3,583
Deferred tax assets-current	457	3,101
Income tax recoverable	169
Current assets from discontinued business	112	34,179
Total current assets	453,233	297,218
Property, plant and equipment, net	151,555	137,393
Finance lease receivable -non-current	8,553
Land use rights	16,532	11,981
Deposits for property, plant and equipment		4,247
Deferred tax assets-non-current	5,420	5,922
Other assets	751	982
Total assets	636,044	457,743
Current liabilities:
Notes payable	4,273	268
Accounts payable	187,440	74,429
Trust Receipt loans	3,558
Accrued expenses and other payables	41,217	35,980
Short term bank borrowings	4,824
Dividend payable	26,882	12,545
Income taxes payable	3,164	656
Current liabilities from discontinued business	515	10,280
Total current liabilities	271,873	134,158
Deferred tax liability-non-current	1,379	1,379
Total liabilities	273,252	135,537
Equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 44,803,735 shares as at December 31, 2011 and 2012)	448	448
Additional paid-in capital	287,602	287,055
Retained earnings	74,750	34,711
Accumulated other comprehensive loss	(8)	(8)
Total Nam Tai shareholders' equity	362,792	322,206
Total liabilities and equity	$ 636,044	$ 457,743

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2007
Accounts receivable, allowance for doubtful accounts	$ 0	$ 18
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	44,803,735	44,803,735	1,017,149
Common shares, outstanding	44,803,735	44,803,735

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2009	$ 326,410		$ 448	$ 285,264	$ 40,706	$ (8)
Beginning Balance (in shares) at Dec. 31, 2009			44,803,735
Equity-settled share-based payment	95			95
Deemed contribution of services	1,584			1,584
Consolidated net income	15,006	[1]			15,006
Cash dividends ($0.60 per share in 2012, 0.28 per share in 2011, $0.20 per share in 2010)	(8,961)				(8,961)
Ending balance at Dec. 31, 2010	334,134		448	286,943	46,751	(8)
Ending balance (in shares) at Dec. 31, 2010			44,803,735
Equity-settled share-based payment	112			112
Consolidated net income	505	[1]			505
Cash dividends ($0.60 per share in 2012, 0.28 per share in 2011, $0.20 per share in 2010)	(12,545)				(12,545)
Ending balance at Dec. 31, 2011	322,206		448	287,055	34,711	(8)
Ending balance (in shares) at Dec. 31, 2011			44,803,735
Equity-settled share-based payment	547			547
Consolidated net income	66,921	[1]			66,921
Cash dividends ($0.60 per share in 2012, 0.28 per share in 2011, $0.20 per share in 2010)	(26,882)				(26,882)
Ending balance at Dec. 31, 2012	$ 362,792		$ 448	$ 287,602	$ 74,750	$ (8)
Ending balance (in shares) at Dec. 31, 2012			44,803,735

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends, per share	$ 0.6	$ 0.28	$ 0.2

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Consolidated net income	$ 66,921	[1]	$ 505	[1]	$ 15,006	[1]
Adjustments to reconcile consolidated net income to net cash provided by (used in) operating activities:
Depreciation and amortization	26,133		16,068		24,468
Impairment Loss on Goodwill			2,951
(Reversal) allowance for inventories	1,282		83		(739)
Provision for goods return	402
(Reversal) allowance for doubtful accounts	45		5		(67)
(Gain) loss on disposal of property, plant and equipment and land use rights	(810)		231		(1,218)
Loss on derivative financial instrument	57
Share-based compensation expenses	547		112		95
Unrealized exchange gain	(648)		(4,134)		(2,235)
(Increase) decrease in deferred income taxes	5,460		(2,538)		(2,577)
Changes in current assets and liabilities:
Increase in accounts receivable	(81,245)		(298)		(16,198)
Increase in inventories	(25,064)		(2,881)		(12,265)
Increase in prepaid expenses and other receivables	(10,030)		(14,207)		(2,434)
(Increase) decrease in income taxes recoverable	(169)		105		(105)
(Decrease) increase in notes payable	4,005		268		(691)
Increase (decrease) in accounts payable	104,385		(1,535)		25,923
Increase in accrued expenses and other payables	15,340		4,173		4,354
Increase (decrease) in income taxes payable	3,160		(4,228)		3,576
Total adjustments	42,850		(5,825)		19,887
Net cash provided by (used in) operating activities	109,771		(5,320)		34,893
Cash flows from investing activities:
Purchase of property, plant and equipment and land use rights	(58,444)		(59,858)		(6,295)
(Increase) decrease in deposits for purchase of property, plant and equipment	4,543		(4,066)		(445)
Increase in other assets			(713)
Payments for derivative financial instruments	(156)
Proceeds from disposal of property, plant and equipment and other assets	264		52		2,054
Cash received from finance lease receivable	1,864
Decrease (increase) in fixed deposits maturing over three months	(14,999)		(34,825)		12,903
Net cash provided by (used in) investing activities	(66,928)		(99,410)		8,217
Cash flows from financing activities:
Cash dividends paid	(12,545)		(8,961)
Proceeds from Trust Receipt loans	3,558
Proceeds from bank loans	4,824
Net cash used in financing activities	(4,163)		(8,961)
Net increase (decrease) in cash and cash equivalents	38,680		(113,691)		43,110
Cash and cash equivalents at beginning of year	118,510		228,067		182,722
Effect of exchange rate changes on cash and cash equivalents	648		4,134		2,235
Cash and cash equivalents at end of year	157,838		118,510		228,067
Supplemental schedule of cash flow information:
Interest paid	278
Income taxes paid	8,464		7,136		4,428
Non-cash investing activities:
(Decrease) increase in construction cost funded through accrued expenses and other payables	(12,296)		16,629		(1,683)
Non-cash financing activities:
Additional paid-in capital on compensation for loss of office					$ 1,584

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.

Company Information	12 Months Ended
Dec. 31, 2012
Company Information
1.	Company Information

Nam Tai Electronics, Inc. and subsidiaries (the “Company” or “Nam Tai”) is an electronics manufacturing and design services provider to a selected group of the world’s leading original equipment manufacturers, or OEMs, of telecommunication and consumer electronic products. Through its electronics manufacturing services operations, the Company manufactures electronic components and sub-assemblies, including flexible printed circuit board (“FPCB”), FPCB subassemblies, liquid crystal display (“LCD”) modules, LCD panels, thin film transistor display modules, radio frequency modules, digital audio broadcast modules, internet radio subassemblies, image sensors modules and printed circuit board assemblies. These components, modules and subassemblies are used in numerous electronic products including mobile phones, Internet Protocol phones, notebook computers, digital cameras, electronic toys, handheld video game devices and learning devices. The Company also manufactures finished products, including mobile phone accessories, home entertainment products and educational products.

The Company was founded in 1975 and moved its manufacturing facilities to PRC in 1980 to take advantage of lower overhead costs, lower material costs and competitive labor rates available and subsequently relocated to Shenzhen, PRC in order to capitalize on opportunities offered in Southern PRC. The Company was reincorporated as a limited liability International Business Company under the laws of the British Virgin Islands (“BVI”) in August 1987 (which was amended in 2004 as The British Virgin Islands Business Companies Act, 2004). The Company’s principal manufacturing and design operations are based in Shenzhen, approximately 30 miles from Hong Kong. Its PRC headquarters are located in Shenzhen. Some of the subsidiaries’ offices are located in Hong Kong, which provide them access to Hong Kong’s infrastructure of communication and banking facilities. The Company’s principal manufacturing operations are conducted in the PRC. The PRC resumed sovereignty over Hong Kong effective July 1, 1997, and, politically, Hong Kong is an integral part of the PRC. However, for simplicity and as a matter of definition only, our references to PRC in these consolidated financial statements mean the PRC and all of its territories excluding Hong Kong.

Prior to fiscal year 2010, the Company operated in three reportable segments – TCA, CECP and LCDP. In 2010 and 2011, the Company’s business was consolidated into two segments, TCA and CECP.

In view of the similarity of the products, the Company has merged the LCDP segment into the TCA segment in 2011. In 2012, the Company has excluded the discontinued business of LCDP segment from the TCA segment and separated the TCA segment and FPC segment. Since the first quarter of 2012, the CECP segment fell below the threshold prescribed under FASB ASC 280-10-50-12 and the CECP segment was combined with the TCA segment. Also, since the net loss from the FPC segment was above the threshold prescribed under FASB ASC 280-10-50-12, the FPC segment was separated from the TCA segment.

Management will continue to evaluate the segmentation on an ongoing basis. The Company has decided to discontinue its FPC business by the end of March 2013, because the FPC business has been generating losses since its initial production. The Company will not disclose the FPC segment information separately starting from the first quarter of 2013 as it will be classified as discontinued business.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. The Company consolidates companies in which it has controlling interest of over 50%. All significant intercompany accounts, transactions and cash flows have been eliminated on consolidation.

(b)	Cash and cash equivalents

Cash and cash equivalents include all cash balances and certificates of deposit having a maturity date of three months or less upon acquisition.

(c)	Allowance for doubtful accounts

Accounts receivable balance is recorded net of allowances for amounts not expected to be collected from customers. Because the accounts receivable are typically unsecured, the Company periodically evaluates the collectability of accounts based on a combination of factors, including a particular customer’s ability to pay as well as the age of the receivables. To evaluate a specific customer’s ability to pay, the Company analyzes financial statements, payment history, third-party credit analysis reports and various information or disclosures by the customer or other publicly available information. In cases where the evidence suggests a customer may not be able to satisfy its obligation to the Company, a specific allowance would be set up for the perceived risk. If the financial condition of customers deteriorates, resulting in an impairment of their ability to make payments, additional allowances may be required.

(d)	Derivative financial instrument

Our earnings and cash flows are subject to fluctuations due to changes in foreign currency exchange rates. Derivative financial instruments are adopted to prudently manage foreign currency exchange rates and not for the purpose of creating speculative positions. Derivatives that we use are primarily foreign currency forward contracts which are either recorded as assets or liabilities at fair value. Any gains or losses derived from derivative financial instruments are recognized in the consolidated statement of comprehensive income.

(e)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined on the first-in, first-out basis. The standard cost of work-in-progress and finished goods comprises direct materials, labor and manufacturing overheads. Write downs of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

For the Company’s FPC and TCA (excluding LCDP production) reporting units, the Company orders inventory from its suppliers based on firm customer orders for products that are unique to each customer. The inventory is utilized in production as soon as all the necessary components are received. The only reason that inventory would not be utilized within six months is if a specific customer deferred or canceled an order. As the inventory is typically unique to each customer’s products, it is unusual for the Company to be able to utilize the inventory for other customers’ products. Therefore, the Company’s policy is to negotiate with the customer for the disposal of such inventory that remains unused for six months. The Company does not generally write down its inventories as usually, the customers are held to their purchase commitments. However, there are cases where customers are contractually obligated to purchase the unused inventory from the Company, but the Company may elect not to immediately enforce such contractual right for business reasons. In this connection, the Company will consider writing down these inventory items which remained unused for over six months at the Company’s own cost. Prior to writing down, management would determine if the inventory can be utilized in other products.

For the Company’s LCDP production, due to the nature of the business, the customers do not always place orders enough in advance to enable the Company to order inventory from suppliers based on firm customer orders. Nonetheless, management reviews its inventory balance on a regular basis and writes down all inventory over six months old if it is determined that the relevant inventory cannot be utilized in the foreseeable future.

(f)	Finance lease receivable

Finance lease receivable derived from sales of property, plant and equipment comprised of the minimum lease payments due on the direct financial lease. From April 1, 2012, monthly interest income has been recognized in the consolidated statement of comprehensive income based on principal balance of $14,000 at an annual interest rate of 10%.

(g)	Property, plant and equipment and land use rights

Property, plant and equipment and land use rights are recorded at cost and include interest on funds borrowed to finance construction, if applicable. For the years ended December 31, 2010, 2011 and 2012, an interest of nil, $13 and nil was capitalized, respectively. The cost of major improvements and betterments is capitalized whereas the cost of maintenance and repairs is expensed in the year incurred. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment and land use rights are included in the consolidated statement of comprehensive income.

The majority of the land in Hong Kong is owned by the government of Hong Kong which leases the land at public auction to non-governmental entities. All of the Company’s leasehold land in Hong Kong have leases of not more than 50 years from the respective balance sheet dates. The cost of such leasehold land is amortized on a straight-line basis over the respective terms of the leases.

All land in other regions of the PRC is owned by the PRC government. The government in the PRC, according to PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and classified as land use rights in the consolidated balance sheet. They are amortized on a straight-line basis over the respective term of the right to use the land. At December 31, 2012, the land use right certificates in respect of certain lands in Wuxi with carrying amounts of $4,833 have not been issued by the relevant government authority in the PRC.

Since August 1, 2009, in order to reflect a more reasonable estimation on the useful lives of the property, plant and equipment, the Company computed depreciation expenses using the straight-line method at the following depreciation rates:

Classification	Prior to August 1, 2009	Years
Land use rights	50 years	50 years
Buildings	20 to 50 years	20 years
Machinery and equipment	4 to 12 years	4 years
Leasehold improvements	shorter of lease term or 7 years	shorter of lease term or 4 years
Furniture and fixtures	4 to 8 years	4 years
Automobiles	4 to 6 years	4 years
Tools and molds	4 to 6 years	2 years

(h)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. For the years 2010 and 2011, the Company operated in two reporting units, which are its reportable segments of TCA and CECP. If business conditions or other factors cause the profitability and cash flows to decline, the Company may be required to record impairment charges for goodwill at that time. The goodwill impairment review is a two-step process in accordance with the FASB ASC 350-20 “Goodwill”. First step consists of a comparison of the fair value of a reporting unit with its carrying value. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows method. If the carrying amount of a reporting unit exceeds its fair value, second step requires the fair value of the reporting unit to be allocated to all of the assets and liabilities (including any unrecognized intangible assets) of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment loss is recognized which is equal to the excess of the carrying amount over the fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment loss recognized. Discounted cash flow methodology is based on a number of estimates and assumptions, including the projected future operating results of the reporting unit, discount rate, long-term growth rate and appropriate market comparables.

Impairment loss on goodwill of the CECP reporting unit of nil and $2,951, were identified and recognized in 2010 and 2011, respectively. Goodwill was fully impaired since December 31, 2011.

(i)	Impairment or disposal of long-lived assets

Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with FASB ASC 360 “Property, Plant and Equipment” the

Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company recognizes an impairment loss to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

Long-lived assets to be disposed of are stated at the lower of fair value or carrying value. Expected future operating losses from discontinued operations are recorded in the periods in which the losses are incurred. In view of the sustained level of the Company’s stock price during 2010 and 2011 and our resulting market capitalization throughout 2010 and 2011 at a level below our recorded book value at December 31, 2010 and 2011, respectively, in accordance with FASB ASC 360 “Property, Plant and Equipment”, the Company conducted a review of Nam Tai’s long-lived assets for potential impairment.

In 2010 and 2011, management assessed and determined that there were no events or changes in circumstances to indicate that the carrying amounts of long-lived assets in Nam Tai’s Shenzhen facilities were not recoverable and there were no impairment tests conducted with respect to those assets. In 2011, in view of the continuous operating losses and negative cash flows in Nam Tai’s Wuxi facilities, the Company assessed the impairment of its long-lived assets used in the Wuxi facilities, by comparing the undiscounted cash flows with the carrying amounts of the assets. The results indicated that the carrying amounts of the Company’s long-lived assets at December 31, 2011 were less than the undiscounted cash flows.

In 2012, management assessed and determined that there were no events or changes in circumstances to indicate that the carrying amount of long-lived assets in Nam Tai’s Shenzhen facilities were not recoverable and there were no impairment tests conducted with respect to those assets. In view of the fluctuations of future customer orders in Wuxi, the Company assessed the impairment of its long-lived assets used in the Wuxi facilities, by comparing the undiscounted cash flows with the carrying amounts of the assets. The results indicated the carrying amounts of the company’s long-lived assets at December 31, 2012 were less than the undiscounted cash flows.

No impairment was recognized in respect of the Company’s long-lived assets for the years ended December 31, 2010, 2011 and 2012.

(j)	Accruals and provisions for loss contingencies

The Company makes provisions for all loss contingencies when information available prior to the issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and the amount of loss can be reasonably estimated.

For provisions or accruals related to litigation, the Company makes provisions based on information from legal counsels and the best estimation of management. The Company assesses the potential liability for the significant legal proceedings in accordance with FASB ASC 450 “Contingencies”. FASB ASC 450 requires a liability to be recorded if the contingency loss is probable and the amount of loss can be reasonably estimated. The actual resolution of the contingency may differ from the Company’s estimates. If the contingency was settled for an amount greater than the estimate, a future charge to income would result. Likewise, if the contingency was settled for an amount that is less than our estimate, a future credit to income would result.

(k)	Revenue recognition

The Company recognizes revenue when all of the following conditions are met:

•	Persuasive evidence of an arrangement exists;

•	Delivery has occurred or services have been rendered;

•	Price to the customer is fixed or determinable; and

•	Collectability is reasonably assured.

Revenue from sales of products is recognized when the title is passed to customers upon shipment and when collectability is reasonably assured. The Company does not provide its customers with the right of return (except for quality), price protection, rebates or discounts. There are no customer acceptance provisions associated with the Company’s products, except for quality. All sales are based on firm customer orders with fixed terms and conditions, which generally cannot be modified.

Certain of the Company’s subsidiaries are subject to value-added tax of 17% on the revenue earned for goods and services sold in the PRC. The Company presents revenue net of such value-added tax which amounted to $73, $378 and $411 for the years ended December 31, 2010, 2011 and 2012, respectively.

(l)	Shipping and handling costs

Shipping and handling costs are classified as cost of sales for materials purchased and selling expenses for those costs incurred in the delivery of finished products. During the years ended December 31, 2010, 2011 and 2012, shipping and handling costs classified as costs of sales were $258, $499 and $278, respectively. During the years ended December 31, 2010, 2011 and 2012, shipping and handling costs classified as selling expenses were $318, $530 and $446, respectively.

(m)	Research and development costs

Research and development costs are incurred in the development of new products and processes, including significant improvements and refinements to existing products and are expensed as incurred.

(n)	Advertising expenses

The Company expenses advertising costs as incurred. No advertising expenses were recognized for the years ended December 31, 2010 and 2011, respectively. Advertising expenses was $348 for the year ended December 31, 2012.

(o)	Staff retirement plan costs

The Company’s costs related to the staff retirement plans (see Note 15) are charged to the consolidated statement of comprehensive income as incurred.

(p)	Income taxes

Deferred income taxes are provided using the asset and liability method in accordance with FASB ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of comprehensive income.

(q)	Foreign currency transactions and translations

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of comprehensive income.

The functional currencies of the Company and its subsidiaries include the U.S. dollar or the Hong Kong dollar. The financial statements of all subsidiaries are translated in accordance with FASB ASC 830 “Foreign Currency Matters”.

All assets and liabilities are translated at the rates of exchange ruling at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income.

(r)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year.

Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

(s)	Stock options

The Company has two stock-based employee compensation plans, as more fully described in Note 13(b). The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models. If the award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

(t)	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(u)	Comprehensive loss

Accumulated other comprehensive loss represents principally foreign currency translation adjustments and is included in the consolidated statement of changes in equity.

(v)	Fair value of financial instruments

The Company adopted FASB ASC 820 “Fair Value Measurements and Disclosures” to measure its assets and liabilities.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and based the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The carrying amounts of cash and cash equivalents, fixed deposits maturing over three months, accounts receivable, other receivables, notes payable, accrued expenses and accounts payable, trust receipt loans, other payables, short term borrowings, and dividend payable approximate their fair values due to the short term nature of these instruments.

The fair value of the Company’s derivative financial instruments is detailed in Note 4.

As of December 31, 2011 and 2012, the Company did not have any non financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements, at least annually, on a recurring basis.

(w)	Concentration of other risk

The market for our products is characterized by rapidly changing technology and evolving industry standards. The Company’s results of operations are affected by a wide variety of factors, including general economic conditions; manufacturing capacity; the ability to manufacture efficiently; demand for the Company’s products; competition and intellectual property in a rapidly evolving market. As a result, the Company may experience substantial period-to-period fluctuations in future operating results due to the factors mentioned above.

(x)	Recent changes in accounting standards

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Asset and Liabilities”, which clarifies the scope of the offsetting disclosures of ASU 2011-11. Both ASUs are effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The Company believes that its adoption of these ASUs will not have any material impact on its consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment”, which provides companies an option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, as a result of the qualitative assessment, it is determined that it is not more likely than not that the indefinite-lived intangible assets is impaired, then the Company is not required to take further action. ASU No. 2012-02 will be effective for the Company for impairment tests of indefinite-lived intangible assets performed in the fiscal year beginning after September 15, 2012, with early adoption permitted. The adoption of this guidance will have no impact on the Company’s consolidated financial position, results of operations and cash flows.

In October 2012, the FASB issued ASU 2012-04, “Technical Corrections and Improvements”, which makes certain technical corrections and “conforming fair value amendments” to the FASB Accounting Standards Codification. The amendments affect various codification topics and apply to all reporting entities within the scope of those topics. These provisions of the amendment are effective upon issuance, except for amendments that are subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2012-04 will not have any material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”, which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, entities are required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail on these amounts. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2013-02 will not have any material impact on its consolidated financial statements.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
3.	Inventories
Inventories consist of the following:

At December 31,	2011	2012
Raw materials	$18,315	$38,511
Work-in-progress	3,455	11,508
Finished goods	4,745	5,619

	$26,515	$55,638

Derivative Financial Instrument	12 Months Ended
Dec. 31, 2012
Derivative Financial Instrument
4.	Derivative Financial Instrument

The Company entered into foreign currency forward contracts to partially offset the foreign currency exchange gains and losses for transactions denominated in non-functional currencies. However, the Company may choose not to hedge certain foreign currency exchange exposures for a variety of reasons including, but not limited to, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange rates.

The Company’s derivatives that are not designated as hedging instruments are adjusted to fair value through consolidated statement of comprehensive income to which the derivative relates. The gain (loss) recognized in other income and expense for foreign currency forward contracts not designated as hedging instruments was not significant during 2012. No foreign currency forward contract was outstanding as of December 31, 2010 and 2011.

The following table shows the notional principal amount of the Company’s outstanding derivative instrument, its credit risk amount and its fair value associated with outstanding or unsettled derivative instrument as of December 31, 2012.

	2012
	Notional principal	Credit risk amount	Fair value of derivatives not designated as hedge instrument
Instruments not designated as accounting hedge:
Foreign currency forward contract (1)	$12,200	$99	$99

(1)	The fair value is measured using Level 2 fair value inputs and is recorded as current assets in the consolidated balance sheet.

The notional principal amount for outstanding derivative instrument provides one measure of the transaction volume outstanding and does not represent the amount of the Company’s exposure to credit or market loss. The credit risk amount represents the Company’s gross exposure to potential accounting loss on derivative instrument that is outstanding or unsettled if the counterparty failed to perform according to the terms of the contract, based on then-current currency exchange rate at each respective date. The Company’s exposure to credit loss and market risk will vary over time as a function of currency exchange rates. Although the table above reflects the notional principal and credit risk amount of the Company’s foreign exchange instrument, it does not reflect the gains or losses associated with the exposures and transactions that the foreign exchange instrument is intended to hedge. The amount ultimately realized upon settlement of the financial instrument, together with the gains and losses on the underlying exposures, will depend on actual market conditions during the remaining life of the instrument.

Finance Lease Receivable	12 Months Ended
Dec. 31, 2012
Finance Lease Receivable
5.	Finance Lease Receivable

Contractual maturities on finance lease receivable are as follows:

Years ending December 31,	Contractual maturities
2013	$3,583
2014	3,566
2015	3,939
2016	1,048

Total	$12,136

Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, net
6	Property, Plant and Equipment, net

Property, plant and equipment, net consist of the following:

At December 31,	2011	2012
At cost:
Buildings	$93,913	$93,913
Machinery and equipment	92,202	121,070
Leasehold improvements	22,886	20,550
Furniture and fixtures	3,768	4,837
Automobiles	943	621
Tools and molds	337	752

Total	214,049	241,743
Less: accumulated depreciation	(129,355)	(117,492)

	84,694	124,251
Construction in progress	52,699	27,304

Net book value	$137,393	$151,555

Depreciation expenses were $17,265, $13,082 and $24,672 for the years ended December 31, 2010, 2011 and 2012, respectively.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
7.	Goodwill

A summary of the changes in the carrying value of goodwill, by reporting unit, is as follows:

CECP reporting unit
At December 31, 2010	$2,951
Impairment loss recognized during the year	(2,951)

At December 31, 2011 and 2012	—

In 2010, the fair value of the CECP reporting unit was determined using a discounted cash flow methodology, based on a discount rate of 8.6% and expected future cash flows. The expected future cash flows were based on a five-year plan provided by management and with a reasonable growth rate covering the five-year period as well as the period beyond. The Company completed its annual impairment analysis for 2010 and concluded that the fair value of the CECP reporting unit exceeded its carrying value as of December 31, 2010. Therefore, no impairment loss was recognized in 2010.

In 2011, the Company performed impairment test for goodwill by comparing the fair value of the CECP reporting unit with its carrying amount, including goodwill. The fair value of the CECP reporting unit was determined using a discounted cash flow methodology, based on a discount rate of 8.17% and expected future cash flows provided by management. As there were only two customers left in the CECP segment, the future cash flows were significantly reduced, therefore, the fair value of the CECP reporting unit is less than its carrying value (including goodwill) as of December 31, 2011. The Company further performed step 2 of the impairment test and allocated the fair value of the CECP reporting unit to all assets and liabilities, and to any unrecognized intangibles, as if the CECP reporting unit had been acquired at December 31, 2011. As the implied fair value of goodwill is zero, an impairment loss of $2,951 was recognized in 2011. Goodwill was fully impaired since December 31, 2011.

Investments in Subsidiaries	12 Months Ended
Dec. 31, 2012
Investments in Subsidiaries
8.	Investments in Subsidiaries

	Place of	Principal	Percentage of Ownership as at December 31,
Subsidiaries	Incorporation	activity	2011	2012
Consolidated principal subsidiaries:
Nam Tai Electronic & Electrical Products Limited (“NTEEP”)	Cayman Islands	Investment holding	100%	100%
Nam Tai Holdings Limited (“NTHL”)	BVI	Investment holding	100%	100%
Nam Tai Group Management Limited (“NTGM”)	Hong Kong	Inactive	100%	100%
Nam Tai Telecom (Hong Kong) Company Limited (“NTT”)	Hong Kong	Inactive	100%	100%
Nam Tai Trading Company Limited (“NTTC”)	Hong Kong	In liquidation	100%	100%
Nam Tai Investment Limited (“NTIL”)	Hong Kong	De-registered	100%	—
J.I.C. Enterprises (HK) Ltd. (“JICE”) (1)	Hong Kong	Inactive	—	100%
Namtai Investment (Shenzhen) Co., Ltd. (“NTISZ”)	PRC	Investment holding	100%	100%
Zastron Electronic (Shenzhen) Co., Ltd. (“Zastron Shenzhen”)	PRC	Manufacturing and trading	100%	100%
Wuxi Zastron Precision-Flex Co., Ltd. (“Wuxi Zastron-Flex”)	PRC	Manufacturing and trading	100%	100%
(1)	NTHL acquired a 100% equity interest in JICE for a consideration of HK$1.00 on August 2, 2012, which was incorporated in February 1983 in Hong Kong. JICE issued the share capital HK$500,000 which is made up of 500,000 ordinary shares of HK$1 each. The primary reason of acquisition is for re-organization.

Retained Earnings and Reserves	12 Months Ended
Dec. 31, 2012
Retained Earnings and Reserves
9.	Retained Earnings and Reserves

The Company’s retained earnings are not restricted as to the payment of dividends except to the extent dictated by prudent business practices. The Company believes that there are no material restrictions, including foreign exchange controls, on the ability of its non-PRC subsidiaries to transfer surplus funds to the Company in the form of cash dividends, loans, advances or purchases. With respect to the Company’s PRC subsidiaries, there are restrictions on the payment of dividends and the distribution of dividends from the PRC. On March 16, 2007, the PRC promulgated the Law of the PRC on Enterprise Income Tax (the “New Law”) by Order No. 63 of the President of the PRC. Please refer to Note 16 for further details of the New Law. The New Law became effective from January 1, 2008. Prior to the enactment of the New Law, when dividends were paid by the Company’s PRC subsidiaries, such dividends would reduce the amount of reinvested profits and accordingly, the refund of taxes paid might be reduced to the extent of tax applicable to profits not reinvested. Subsequent to the enactment of the New Law, due to the removal of tax benefit related to reinvestment of capital in PRC subsidiaries, the Company may not reinvest the profits made by the PRC subsidiaries. Payment of dividends by PRC subsidiaries to foreign investors on profits earned subsequent to January 1, 2008 will also be subject to withholding tax under the New Law. In addition, pursuant to the relevant PRC regulations, a certain portion of the profits made by these subsidiaries must be set aside for future capital investment and are not distributable, and the registered capital of the Company’s PRC subsidiaries are also restricted. These reserves and registered capital of the PRC subsidiaries amounted to $327,697 and $350,256 as of December 31, 2011 and 2012, respectively. However, the Company believes that such restrictions will not have a material effect on the Company’s liquidity or cash flows.

Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Payables
10.	Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

At December 31,	2011	2012
Accrued salaries	$3,003	$6,142
Accrued bonus	1,967	3,833
Accrued tooling and equipment charges	3,485	865
Accrued professional fees	1,607	2,479
Construction payable	17,025	5,435
Advance received from a customer	—	16,644
Others	8,893	5,819

	$35,980	$41,217

Bank Loans and Banking Facilities	12 Months Ended
Dec. 31, 2012
Bank Loans and Banking Facilities
11.	Bank Loans and Banking Facilities

As at December 31, 2012, a subsidiary of the Company obtained an unsecured half-year term loan of $4,815 at an interest rate of 6.44%. There were no restrictive financial covenants associated with this term loan.

The subsidiaries of the Company have credit facilities with various banks representing notes payable, trade acceptances, import facilities, revolving loans and overdrafts. At December 31, 2011 and 2012, these facilities totaled $8,159 and $176,256, of which $6,012 and $161,794 were unused at December 31, 2011 and 2012, respectively. The maturity of these facilities is generally up to 180 days. Interest rates are generally based on the banks’ usual lending rates in Hong Kong or the PRC and the credit lines are normally subject to annual review. The banking facilities are secured by guarantee given by NTISZ and cross guarantee given by Zastron Shenzhen and Wuxi Zastron-Flex.

Total banking facilities utilized which are usance bills pending maturity may not agree to notes payable due to bank having not yet received the bills of goods from vendors as of the balance sheet date.

At December 31,	2011	2012
Short term bank borrowings	$—	$4,824
Trust Receipt loans	—	3,558
Usance bills pending maturity	2,147	4,860
Foreign currency forward contract	—	1,220

Total banking facilities utilized	2,147	14,462
Less: Outstanding letters of credit	(1,879)	(587)
Less: Foreign currency forward contract	—	(1,220)

Notes payable, short term bank borrowings and Trust Receipt loans	$268	$12,655

The weighted average interest rate was 6.29% per annum.

Discontinued Business	12 Months Ended
Dec. 31, 2012
Discontinued Business
12.	Discontinued Business

After the final evaluation on the viability of its LCDP business based on its performance in the first quarter of 2012, the Company has decided to exit its LCDP business which produces LCD modules by the end of March 2012. The operation of this LCDP business ceased in December 2012.

Summarized financial information for our discontinued business related to LCDP is as follows:

	2010	2011	2012

Net sales	86,108	77,240	24,187

Income (loss) before income tax	6,719	479	(978)
Income tax (expenses) credit	(1,579)	440	284

Income (loss) from discontinued business, net of income tax	5,140	919	(694)

Accounts receivable		8,715	112
Inventories		5,341	—
Prepaid expense and other receivables		5,592	—
Deferred tax assets		2,314	—
Property, plant and equipment, net		11,921	—
Deposits for property, plant and equipment		296	—

Total assets		34,179	112

Accounts payable		8,626	—
Accrued expenses and other payables		2,306	515
Income taxes payable		(652)	—

Total liabilities		10,280	515

Net assets (liabilities) of discontinued business		23,899	(403)

Equity	12 Months Ended
Dec. 31, 2012
Equity
13.	Equity

(a)	The Company has only one class of common shares authorized, issued and outstanding.

(b)	Stock Options

In May 2001 (and amended in July 2004 and in November 2006), the Board of Directors approved a stock option plan which allows for the grant of 15,000 options to each non-employee director of the Company elected at each annual general meeting of shareholders, and might grant options to key employees, consultants or advisors of the Company or any of its subsidiaries to subscribe for its shares in accordance with the terms of this stock option plan based on past performance and/or expected contributions to the Company. The maximum number of shares to be issued pursuant to the exercise of options granted was 3,300,000 shares. The options granted under this plan generally have a term of two to three years, subject to the discretion of the Board of Directors, but cannot exceed ten years.

In February 2006, the Board of Directors approved another stock option plan, which was subsequently approved by the shareholders at the 2006 annual general meeting of shareholders, with the same terms and conditions. However, the maximum number of shares to be issued pursuant to exercise of options granted was 2,000,000 shares.

In February 2012, the Board of Directors approved the grant of stock options to a director of the Company. The number of stock options to be granted will range from 200,000 to 600,000, which is determined by achievement of 6% to 10% of return on total shareholder's’ equity as at December 31, 2011 in the 12 months for the period from April 1, 2012 to March 31, 2013.

In April 2012, the Board of Directors approved the grant of stock options to employees of the Company. The number of stock options to be granted will range from 277,000 to 831,000, which is determined by achievement of 6% to 10% of return on total shareholder's’ equity as at December 31, 2011 in the 9 months for the period from April 1, 2012 to December 31, 2012.

In June 2012, a service contract was entered into with a consultant commencing from July 2, 2012, for a consideration of 12,000 share options for a term of two years.

A summary of stock option activity during the three years ended December 31, 2012 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option	Aggregate intrinsic value
Outstanding and exercisable at January 1, 2010	75,000	$4.41	$0.89
Granted	60,000	$4.45	$1.58
Surrendered	(15,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2010	120,000	$4.43	$1.24
Granted	60,000	$5.92	$1.87

Outstanding and exercisable at December 31, 2011	180,000	$4.93	$1.45
Granted	1,503,000	$6.03	$1.26
Expired	(60,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2012	1,623,000	$5.97	$1.29	$12,741

Exercisable at December 31, 2012				$1,584
Expected to vest after December 31, 2012				$11,157

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable.

Details of the options granted by the Company in 2010, 2011 and 2012 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2010
60,000	100% vested at date of grant	$4.45	June 3, 2010 to June 2, 2013	5.0

In 2011
60,000	100% vested at date of grant	$5.92	June 10, 2011 to June 9, 2014	17.3

In 2012
600,000	100% will vest in April 2013*	$6.66	April 1, 2013 to February 9, 2015	25.3
831,000	50% vested in January 2013 and 50% will vest in January 2014*	$5.63	January 1, 2013 to April 26, 2015	27.9
60,000	100% vested at date of grant	$5.34	June 6, 2012 to June 5, 2015	29.2
12,000	1,000 shares monthly from August 1, 2012	$5.95	August 1, 2012 to July 31, 2014	19.0

*	Subject to achievement of performance target.

There was approximately nil, nil and $1,340 of unrecognized compensation expense related to non-vested stock options granted under the Company’s option plan at December 31, 2010, 2011 and 2012. The total amount of recognized compensation expenses in 2010, 2011 and 2012 was $95, $112 and $547, respectively.

The above summarizes information about stock options outstanding at December 31, 2012. 185,000 stock options are exercisable as of December 31, 2012.

The total fair value of shares vested during fiscal years ended December 31, 2010, 2011 and 2012 was $95, $112 and $66, respectively.

The weighted average remaining contractual life of the stock options outstanding at December 31, 2010, 2011 and 2012 was approximately 23, 17 and 26 months, respectively. The weighted average fair value of options granted during 2010, 2011 and 2012 was $1.58, $1.87 and $1.26, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2010	2011	2012
Risk-free interest rate	1.25%	0.75%	0.30% to 0.39%
Expected life	3 years	3 years	2 years to 3 years
Expected volatility	51.23%	50.99%	38.57 % to 41.45%
Expected dividend yield	—	1.69%	3.30% to 4.49%

(c)	Share Buy-back

No shares were repurchased during the years ended December 31, 2010, 2011 and 2012.

(d)	Share Redemptions and Reinstatement of Redeemed Shares

On January 22, 1999, pursuant to its Articles of Association, the Company redeemed and canceled 415,500 shares of the Company registered in the name of Tele-Art Inc. (“Tele-Art”) at a price of $3.73 per share for $1,549.

On August 12, 2002, pursuant to its Articles of Association, the Company redeemed and canceled an additional 509,181 shares of the Company beneficially owned by Tele-Art at a price of $6.14 per share for $3,125.

No shares have been redeemed since August 12, 2002.

On November 20, 2006, judgment was rendered by the Lords of the Judicial Committee of the Privy Council of the United Kingdom (the “Privy Council”), declaring that the redemptions by the Company of its common shares beneficially owned by Tele-Art on January 22, 1999 and August 12, 2002 were nullities and that the register of members of the Company (i.e. the Company’s shareholders’ register) should be rectified to reinstate the redeemed shares together with any other shares which have since accrued by way of exchange or dividend.

Following the November 20, 2006 judgment, the Company received the order from the Privy Council on January 9, 2007 to rectify the share register of Nam Tai by registering such 1,017,149 (after adjustment of the 1 for 10 stock dividend on November 7, 2003) shares (the “Redeemed Shares”) in the name of Bank of China (Hong Kong) Limited (“Bank of China”). In March 2007, the Company issued the 1,017,149 common shares. However, as the court judgment was determined in 2006, the Company accounted for the obligation to reinstate the Redeemed Shares at their fair value (i.e. market closing price) on November 20, 2006, the date of the judgment.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
14.	Earnings Per Share

The calculations of basic earnings per share and diluted earnings per share are computed as follows:

	Income	Weighted average number of shares	Per share amount
Year ended December 31, 2010
Basic earnings per share from continuing business	$9,866	44,803,735	$0.22
Basic earnings per share from discontinued business	$5,140	44,803,735	$0.11

Basic earnings per share	$15,006	44,803,735	$0.33

Effect of dilutive securities — Stock options		18,025

Diluted earnings per share from continuing business	$9,866	44,821,760	$0.22
Diluted earnings per share from discontinued business	$5,140	44,821,760	$0.11

Diluted earnings per share	$15,006	44,821,760	$0.33

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2011
Basic loss per share from continuing business	$(414)	44,803,735	$(0.01)
Basic earnings per share from discontinued business	$919	44,803,735	$0.02

Basic earnings per share	$505	44,803,735	$0.01

Effect of dilutive securities — Stock options		37,467

Diluted loss per share from continuing business	$(414)	44,841,202	$(0.01)
Diluted earnings per share from discontinued business	$919	44,841,202	$0.02

Diluted earnings per share	$505	44,841,202	$0.01

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2012
Basic earnings per share from continuing business	$67,615	44,803,735	$1.51
Basic loss per share from discontinued business	$(694)	44,803,735	$(0.02)

Basic earnings per share	$66,921	44,803,735	$1.49

Effect of dilutive securities — Stock options		541,518

Diluted earnings per share from continuing business	$67,615	45,345,253	$1.49
Diluted loss per share from discontinued business	$(694)	45,345,253	$(0.01)

Diluted earnings per share	$66,921	45,345,253	$1.48

Staff Retirement Plans	12 Months Ended
Dec. 31, 2012
Staff Retirement Plans
15.	Staff Retirement Plans

The Company operates a Mandatory Provident Fund (“MPF”) scheme for all qualifying employees in Hong Kong. The MPF is defined contribution scheme and the assets of the scheme are managed by trustees independent to the Company.

The MPF is available to all employees aged 18 to 64 and with at least 60 days of service under the employment of the Company in Hong Kong. Contributions are made by the Company at 5% based on the staff’s relevant income. The maximum relevant income for contribution purpose per employee is $3 per month. Staff members are entitled to 100% of the Company’s contributions together with accrued returns irrespective of their length of service with the Company, but the benefits are required by law to be preserved until the retirement age of 65 for employees in Hong Kong.

According to the applicable laws and regulations in the PRC, the Company is required to contribute 10%-11% and 20% of the stipulated salary set by the local government of Shenzhen and Wuxi, respectively. The principal obligation of the Company with respect to these retirement benefit schemes is to make the required contributions under the scheme. No forfeited contributions may be used by the employer to reduce the existing level of contributions.

The cost of the Company’s contribution to the staff retirement plans in Hong Kong and the PRC amounted to $1,715, $2,317 and $3,863 for the years ended December 31, 2010, 2011 and 2012, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
16.	Income Taxes

The components of income before income tax are as follows:

Year ended December 31,	2010	2011	2012
PRC, excluding Hong Kong	$18,686	$6,923	$87,504
Hong Kong and other jurisdictions	(5,148)	(6,365)	(2,590)

	$13,538	$558	$84,914

The Company’s income is not subject to taxation in BVI under the current BVI law. Subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below. Under the current Cayman Islands law, NTEEP is not subject to profit tax in the Cayman Islands as it has no business operations in the Cayman Islands. However, it may be subject to Hong Kong income taxes as described below if they have income earned in or derived from Hong Kong, if applicable.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5% for the years ended December 31, 2010, 2011 and 2012 to the estimated income earned in or derived from Hong Kong during the respective years, if applicable.

On March 16, 2007, the PRC promulgated the New PRC Tax Law. Under the New Law which became effective from January 1, 2008, inter alia, the tax refund to a Foreign Investment Enterprises (“FIEs”) whose foreign investor directly reinvests by way of capital injection its share of profits obtained from that FIE or another FIE owned by the same foreign investor in establishing or expanding an export-oriented or technologically advanced enterprise in the PRC for a minimum period of five years under the capital reinvestment scheme is removed. In addition, under the New Law, all enterprises (both domestic enterprises and FIEs) will have one uniform tax rate of 25%. On December 6, 2007, the State Council of the PRC issued Implementation Regulations of the New Law. The New Law and Implementation Regulations have changed the tax rate from 15% to 18%, 20%, 22%, 24% and 25% for years ended December 31, 2008, 2009, 2010, 2011, 2012 and afterwards, respectively, for Shenzhen PRC subsidiaries. Moreover, under the New Law, there is no reduction in the tax rate for FIEs such as Zastron Shenzhen, which export 70% or more of the production value of their products with effect from January 1, 2008. As such, the Shenzhen PRC subsidiaries do not have any further benefit since the implementation of the New Law in 2008.

For our subsidiary in Wuxi, China, it is granted a 5-year tax benefit. According to the PRC tax regulation, “Guo Shui Fa (2007) No. 39” issued in 2007, Wuxi Zastron-Flex is entitled to full exemption for the first two years starting 2008 and 50% exemption for the following three years accordingly, and from January 2013, Wuxi Zastron-Flex will have one uniform tax rate of 25%.

The Company, which has subsidiaries that are tax resident in the PRC, will be subject to the PRC dividend withholding tax of 5% when and if undistributed earnings are declared to be paid as dividends commencing on January 1, 2008 to the extent those dividends are paid out of profits that arose on or after January 1, 2008.

The limitation of the Company’s obligation for the 5% dividend withholding tax to only those dividends paid out of earnings that arose on or after January 1, 2008 is due to guidance issued by the PRC government in February 2008. As such, the Company’s tax provision includes $276, nil and nil of income tax expense for the 5%-10% dividend withholding tax on the balance of distributable earnings that arose on or after January 1, 2008 within its PRC subsidiaries as of December 31, 2010, 2011 and 2012, respectively.

Uncertainties exist with respect to how the PRC’s current income tax law applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The New Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC income tax purposes if their place of effective management or control is within PRC. The Implementation Rules to the New Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Additional guidance is expected to be released by the PRC government in the near future that may clarify how to apply this standard to taxpayers. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that its legal entities organized outside of the PRC should be treated as residents for the New Law’s purposes. If one or more of the Company’s legal entities organized outside of the PRC were characterized as PRC tax residents, the impact would adversely affect the Company’s results of operation.

The Company has made its assessment of each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Company, it is concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements. The Company classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, during the years ended December 31, 2010, 2011 and 2012, there were no interest and penalties related to uncertain tax positions, and the Company had no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. Other than the audit by the Hong Kong tax authorities as described below, the tax positions for the years 2010 to 2012 may be subject to examination by the PRC and Hong Kong tax authorities.

Tax Disputes with Hong Kong Inland Revenue Department

Since the fourth quarter of 2007, several of our inactive subsidiaries have been involved in tax disputes relating to tax years 1996 and later years with the Inland Revenue Department of Hong Kong, or HKIRD, the income tax authority of the Hong Kong Government. These disputes are discussed sequentially below.

(1) NTTC

(a) In October 2007, the HKIRD issued an assessment Determination against Nam Tai Trading Company Limited (“NTTC”), a limited liability company incorporated in Hong Kong and an indirect wholly-owned subsidiary of the Company. This assessment relates to four tax years from 1996/1997 to 1999/2000. The taxes assessed in this proceeding amount to approximately $2,900.

After consulting Hong Kong tax experts, Nam Tai believed that the position of the HKIRD for the years in question was incorrect as a matter of law and accordingly NTTC objected to the HKIRD’s assessment and appealed it to the Hong Kong Board of Review, an independent body established under Hong Kong Inland Revenue Ordinance to hear appeals of HKIRD assessments. In December 2008, the Board of Review dismissed NTTC’s appeal. According to advice from Senior Counsel in Hong Kong, the Court of Appeal in Hong Kong was unlikely to disturb the findings of the Board of Review. Therefore, NTTC decided not to pursue an appeal.

(b) In addition to the assessment Determination of October 2007, in May 2008, the HKIRD issued a writ against NTTC claiming taxes in the amount of approximately $3,000 for the taxable years from 1997/1998 to 2000/2001, partially overlapping the taxes against NTTC assessed by HKIRD in its assessment Determination of October 2007. Nam Tai’s defense was struck out by the District Court in Hong Kong. According to advice from Senior Counsel in Hong Kong, the Court of Appeal was unlikely to disturb the findings of the District Court. Therefore, NTTC decided not to pursue an appeal against the decision of the District Court.

(c) Furthermore, from May to November 2010, the HKIRD issued three separate writs against NTTC claiming taxes and interests on unpaid taxes, in the amount of approximately $900, $1,100 and $120 for the taxable years from 1996/1997 to 2003/2004, from 1996/1997, 1998/1999 and 1999/2000, and from 1996/1997 to 1999/2000, respectively. NTTC did not contest these proceedings, judgments were thus entered against NTTC.

(d) As a result of the proceedings stated in paragraphs (b) – (c) above, the HKIRD petitioned to the High Court of Hong Kong for a winding-up order against NTTC for the overdue judgment sums on June 10, 2011. The petition was heard in the High Court of Hong Kong on March 13, 2012 before Deputy High Court Judge Tam, S.C. The Court handed down the Judgment and made a winding-up order on June 4, 2012 against NTTC.

The Statement of Affairs has been filed by the directors. The meetings of creditors’ and contributories’ were held in the Hong Kong Official Receiver’s Office on August 16, 2012 and September 5, 2012, respectively. On both occasions, the creditors’ meeting could not proceed due to a lack of quorum. Pursuant to the Order of the Court dated December 4, 2012, Mr. Ng Kwok Wai and Mr. Lui Chi Kit both of Eric Ng C.P.A. Limited have been appointed as the joint and several liquidators of NTTC. By the same Order, no committee of inspection would be formed.

Further, NTGM (as defined below) has on August 14, 2012 appointed Mr. John Robert Lees and Mr. Mat Ng of JLA Asia Limited (formerly known as John Lees Associates) as the Joint and Several Receivers (and Managers) (“the Receivers”) of all the properties charged by NTTC as chargor in favour of NTGM under the Debenture and the Mortgage both dated December 30, 2003. A Deed of Appointment of the Joint and Several Receivers (and Managers) (“the Deed of Appointment”) and a Deed of Indemnity, both dated August 14, 2012, have been executed accordingly. The Deed of Appointment has been registered in the Land Registry of Hong Kong against 13 plots of land which are charged by NTTC in favour of NTGM under the said Mortgage.

As requested by the Joint and Several Liquidators, an initial interview was held on January 31, 2013 between the directors of NTGM and the Joint and Several Liquidators, in which the Joint and Several Liquidators confirmed that all the assets of NTTC have been taken over by the Receivers.

The Shatin Magistrates’ Court upon the application of the Registrar of Companies issued a Summons to NTGM dated December 28, 2012 (which will be heard on April 16, 2013) due to the delay in the registration of the Notification of Mortgagee Entering into Possession of Property (Form M3) by the Receivers.

(2) NTGM

(a) The HKIRD has also made estimated assessments against Nam Tai Group Management Limited (“NTGM”), another wholly-owned subsidiary of Nam Tai, which has been inactive since 2005. This assessment, which relates to the tax years of 2001 and 2002, is in the amount of approximately $172, including interest allegedly due thereon. On December 17, 2008, the Hong Kong tax authorities issued a Writ of Summons through the District Court in Hong Kong claiming against NTGM the amount of $172 as taxes allegedly due and payable, together with interest, to the Hong Kong tax authorities for the fiscal years 2001 to 2002. NTGM filed its defense on January 29, 2009, but on February 17, 2009, HKIRD filed papers seeking to strike out NTGM’s defense. As NTGM’s defense was similar to the defense of NTTC and Senior Counsel had advised that NTTC’s defense was not arguable before the Court, NTGM accordingly agreed with HKIRD to allow Judgment to be entered against NTGM by consent.

(b) (i) On February 8, 2011, HKIRD issued a writ against NTGM claiming taxes in the amount of approximately $855 for the taxable years 2001/2002 to 2003/2004. NTGM filed a Defense to this action. The hearing of the action took place on September 6, 2011. The judgment was handed down on September 29, 2011 with the Defense being struck out and judgment was thus entered against NTGM.

(ii) The taxation process is completed. The total taxed costs as certified by the Registrar are approximately $5 plus post-judgment interest.

(c) NTGM has received demand letters from the HKIRD demanding payments of the judgment debts mentioned in paragraphs 2(a) and (b) above.

(3) NTT

(a) On September 14, 2009, the HKIRD issued a writ against Nam Tai Telecom (Hong Kong) Company Limited (“NTT”), a dormant company of the Company, claiming taxes in the amount of approximately $337 for the taxable year 2002/2003. Judgment has been entered against NTT.

(b) (i) On February 17, 2011, HKIRD issued a writ against NTT claiming taxes in the amount of approximately $34 for the taxable year 2002/2003. NTT filed a Defense to this action. The hearing of this action was heard together with the case of NTGM as discussed in paragraph (2)(b) above on September 6, 2011. Similarly, the judgment was handed down on September 29, 2011 with the Defense being struck out and judgment was thus entered against NTT.

(ii) The taxation process is completed. The total taxed costs as certified by the Registrar are approximately $5 plus post-judgment interest.

(c) NTT has received demand letters from the HKIRD demanding payments of judgment debts mentioned in paragraphs 3(a) and (b) above.

(4)	Expected Dispositions of Tax Disputes with Inactive or Dormant Subsidiaries

HKIRD has not accepted the explanations that it was necessary for these subsidiaries to perform their individual functions for the whole Nam Tai group and therefore the management fees paid by the Company by contract to support and finance all the necessary overhead expenses of these subsidiaries (not located in Hong Kong) to contribute to the businesses representing the administration and finance departmental functions from Vancouver, Canada for the whole group under the corporate structure at that time were not regarded as necessary expenses by HKIRD.

Since it is believed that it will be difficult for these subsidiaries to continue cooperating with HKIRD in the future, if the Company discontinues financing these subsidiaries, they will be forced to liquidate in due course. As these subsidiaries do not conduct any business and have been inactive or dormant for some time, and have either assets of limited book-value or no assets, Nam Tai believes that there should be no material impact from these proceeding on the Company’s financial condition, liquidity or results of operations. Accordingly, no provision has been made regarding these assessments in Nam Tai’s consolidated financial statements.

(5)	Notices of Alleged Personal Liability for Additional Taxes Against Former Directors and Officers for Signing NTTC’s Tax Returns

In addition to the legal cases against the inactive or dormant subsidiaries of the Company discussed above, in January 2011, the HKIRD issued two Notices of intention to assess additional taxes separately and personally against two former directors and officers of NTTC in the amounts of approximately $1,540 for the taxable years 1996/1997 and 1999/2000 and $667 for the taxable year 1997/1998 (“the Notices”). The taxable years involved in the controversy date from 13 to 15 years ago and initial advice received from the Company’s tax advisor is that it is very rare for tax authorities to seek to attach personal liability on directors in this situation.

The two former directors and officers to whom the Notices have been directed signed the tax returns for and on behalf of NTTC and the HKIRD has by its Notices sought to hold them personally liable for additional taxes purportedly on the basis that the relevant tax returns of NTTC were incorrect and contained omissions and understatements in violation of the Inland Revenue Ordinance, the governing tax law of Hong Kong.

The Company denies that any of NTTC’s tax return filings were incorrect or contained omissions and understatements in violation of the Inland Revenue Ordinance and believes that no incorrect tax return was ever filed.

The two former directors submitted various written representations in opposition to the issuance of the Notices, through their tax advisors, to the HKIRD since the issuance of the Notices. One of these former directors has commenced an action in the High Court of Hong Kong in November 2011 to seek an order from the Court that, inter alia, the Notice be withdrawn by the HKIRD.

The Department of Justice of Hong Kong (representing the Commissioner of Inland Revenue of Hong Kong (“the Commissioner”)) sent to the solicitors representing the two former directors a letter dated December 31, 2012 stating that the Commissioner had considered all the written representations submitted by the two former directors and decided that there was no basis to withdraw the Notices. The Commissioner would proceed to assess the two former directors additional tax assessments under Section 82A of the Inland Revenue Ordinance.

As advised by the tax advisers of the two former directors, the maximum amounts that the Commissioner can claim against the two former directors under the Notices are approximately $4,620 (for the taxable years 1996/1997 and 1999/2000) and $2,001 (for the taxable year 1997/1998) respectively. Such amounts represent 3 times the additional taxes that have been allegedly undercharged because of the alleged incorrect tax returns. Such amounts do not include interest and possible legal costs.

The two former directors will defend the additional tax assessments when the same are issued by the Commissioner.

At this time, Nam Tai is unable to assess the potential impact of these proceedings on the Company. However, the Company may be required to indemnify and defend this matter for the former directors and officers. If forced to defend, the Company plans to do so vigorously.

Nam Tai maintains a Directors’ and Officers’ Liability Insurance for certain claims or liabilities that may arise by reason of the status or service of its directors and officers (“the Policy”). Nam Tai has informed the insurance carriers of the Policy about the HKIRD’s Notices against NTTC’s two former directors. So far, the insurance carriers have raised no objection to the Notices constituting a claim under the terms of the Policy and have reimbursed Nam Tai for the legal costs and other expenses incurred by Nam Tai for defending the Notices. Nam Tai will continue to seek from the insurance carriers reimbursement of its legal costs and other expenses incurred in defending the Notices and/or the additional tax assessments (when the same are issued by the Commissioner).

Accordingly, no provision has been made regarding these assessments in Nam Tai’s consolidated financial statements.

The current and deferred components of the income tax expense appearing in the consolidated statements of income are as follows:

Year ended December 31,	2010	2011	2012
Current tax	$(8,135)	$(3,672)	$(13,593)
Deferred tax	4,463	2,700	(3,706)

	$(3,672)	$(972)	$(17,299)

The Company’s deferred tax assets and liabilities as of December 31, 2011 and 2012 are attributable to the following:

December 31,	2011	2012
Net operating losses	$6,199	$5,316
Obsolete inventories	10	356
Allowance for doubtful accounts	2	—
Allowance for doubtful payables	—	101
Property, plant and equipment	4,156	5,420

Total deferred tax assets	10,367	11,193
Less: valuation allowance	(1,344)	(5,316)

Deferred tax assets	9,023	5,877

Deferred tax liability arising from withholding tax on undistributed earnings of PRC subsidiaries	(1,379)	(1,379)

Net deferred tax assets	$7,644	$4,498

Movement of valuation allowance:

December 31,	2010	2011	2012
At beginning of the year	$1,223	$916	$1,344
Current year (reduction) addition	(307)	428	3,972

At end of the year	$916	$1,344	$5,316

The valuation allowance as of December 31, 2010, 2011 and 2012 was related to net operating losses carried forward that, in the judgment of management, are more likely than not that the assets will not be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income in which those temporary differences become deductible.

As of December 31, 2010, 2011 and 2012, the Company had net operating losses of $5,549, $8,147 and $10,316 respectively, which may be carried forward indefinitely. As of December 31, 2012, the Company had net operating losses of $7,060 and $7,395, which will expire in the year ending December 31, 2016 and 2017, respectively.

A reconciliation of the income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of income is as follows:

Year ended December 31,	2010	2011	2012
Income before income taxes	$13,538	$558	$84,914
PRC tax rate	22%	24%	25%
Income tax expense at PRC tax rate on income before income tax	$(2,978)	$(134)	$(21,229)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(134)	(221)	(258)
Effect of tax exemption	—	(1,526)	—
Effect of change in tax law	134	142	3,502
Change in valuation allowance	307	(428)	(3,972)
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries	(276)	—	—
Tax benefit (expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible impairment loss on goodwill	—	(708)	—
Non-deductible and non-taxable items	(770)	1,490	705
(Under) over-provision of income tax expense in prior years	(69)	1,369	185
Increase in tax expense arising from temporary differences	—	—	1,242
Withholding tax	—	—	1,772
Others	114	(956)	754

Income tax expense	$(3,672)	$(972)	$(17,299)

No income tax arose in the United States of America in any of the periods presented.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
17.	Financial Instruments

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of its cash and cash equivalents and accounts receivable. As at December 31, 2012, the largest two customers’ trade receivables accounted for 60% and 36% of total accounts receivable.

The Company’s cash and cash equivalents are uninsured and they are placed at banks with high credit ratings. This investment policy limits the Company’s exposure to credit risk.

The accounts receivable balances largely represent amounts due from the Company’s principal customers who are international organizations with high credit ratings. Letters of credit are the principal security obtained to support lines of credit or negotiated contracts from a customer. As a consequence, credit risk is limited. Allowance for doubtful debts was $18 and nil as of December 31, 2011 and 2012, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
18.	Commitments and Contingencies

(a) Commitments

Our contractual obligations, including capital expenditures and future minimum lease payments under non-cancelable operating lease arrangements and purchase commitments under non-cancelable arrangements as of December 31, 2012, are summarized below. We do not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments (in thousands) due by period
Contractual Obligation	Total	2013	2014	2015
Operating leases(1)	$42	$42	$—	$—
Capital commitments	1,631	1,631	—	—
Other purchase obligations	99,466	99,466	—	—

Total	$101,139	$101,139	$—	$—

(1)	The Company leases the staff quarters in Wuxi in 2013. The rental expenses for the staff quarters in Wuxi and house rental for Mr. Koo charged for the years ended December 31, 2010, 2011 and 2012 amounted to $661, $618 and $819, respectively.

(b) Significant legal proceedings

Save as disclosed in Note 16, there is no other significant legal proceeding as of December 31, 2012.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
19.	Segment Information

The Chief Operating Decision Maker is identified as the Chief Executive Officer and Chief Financial Officer. They review these segment results when making decisions about allocating resources and assessing the performance of the Company.

Prior to fiscal year 2010, the Company operated in three reportable segments – TCA, CECP and LCDP. In 2010 and 2011, the Company’s business was consolidated into two segments, TCA and CECP.

In view of the similarity of the products, the Company has merged the LCDP segment into the TCA segment in 2011. In 2012, the Company has excluded the discontinued business of LCDP segment from the TCA segment and separated the TCA segment and FPC segment. Since the first quarter of 2012, the CECP segment fell below the threshold prescribed under FASB ASC 280-10-50-12 and the CECP segment was combined with the TCA segment. Also, since the net loss from the FPC segment was above the threshold prescribed under FASB ASC 280-10-50-12, the FPC segment was separated from the TCA segment.

The segment information in 2010 and 2011 have been restated in order to conform with the change in segment reporting in 2012 in accordance with FASB ASC 280-10-50-34.

Year ended December 31, 2010

	TCA	FPC	Corporate	Total
Net sales	$444,642	$3,671	$—	$448,313
Cost of sales	(394,698)	(14,619)	—	(409,317)

Gross profit (loss)	49,944	(10,948)	—	38,996
General and administrative expenses	(12,229)	(3,128)	(7,015)	(22,372)
Selling expenses	(3,187)	(515)	—	(3,702)
Research and development expenses	(4,024)	(699)	—	(4,723)
Other income, net	2,467	582	828	3,877
Interest income	839	16	607	1,462

Income (loss) before income tax	33,810	(14,692)	(5,580)	13,538
Income tax (expenses) credit	(6,934)	3,262	—	(3,672)

Net income (loss) from continuing business	$26,876	$(11,430)	$(5,580)	$9,866

Year ended December 31, 2011

	TCA	FPC	Corporate	Total
Net sales	$509,124	$15,953	$—	$525,077
Cost of sales	(479,037)	(26,788)	—	(505,825)

Gross profit (loss)	30,087	(10,835)	—	19,252
General and administrative expenses	(9,662)	(4,660)	(7,117)	(21,439)
Selling expenses	(2,886)	(1,033)	—	(3,919)
Research and development expenses	(1,709)	(588)	—	(2,297)
Impairment loss on goodwill	—	—	(2,951)	(2,951)
Other income, net	3,660	1,817	3,707	9,184
Interest income	171	53	2,504	2,728

Income (loss) before income tax	19,661	(15,246)	(3,857)	558
Income tax (expenses) credit	(2,196)	1,224	—	(972)

Net income (loss) from continuing business	$17,465	$(14,022)	$(3,857)	$(414)

Year ended December 31, 2012

	TCA	FPC	Corporate	Total
Net sales	$1,118,196	$29,727	$—	$1,147,923
Cost of sales	(1,008,844)	(33,302)	—	(1,042,146)

Gross profit (loss)	109,352	(3,575)	—	105,777
General and administrative expenses	(20,808)	(3,221)	(4,411)	(28,440)
Selling expenses	(1,958)	(708)	—	(2,666)
Research and development expenses	(777)	(587)	—	(1,364)
Other income, net	6,565	1,955	1,267	9,787
Interest income	219	22	1,871	2,112
Interest expense	(204)	(88)	—	(292)

Income (loss) before income tax	92,389	(6,202)	(1,273)	84,914
Income tax expenses	(16,666)	(633)	—	(17,299)

Net income (loss) from continuing business	$75,723	$(6,835)	$(1,273)	$67,615

There were no material inter-segment sales for the years ended December 31, 2010, 2011 and 2012. Intercompany sales arise from the transfer of finished goods between subsidiaries operating in different areas. These sales are generally at prices consistent with what the Company would charge third parties for similar goods.

Year ended December 31, 2010

	TCA	FPC	Corporate	Total
Depreciation and amortization	$8,610	$8,666	$495	$17,771
Capital expenditures	$1,796	$1,973	$80	$3,849
Total assets	$160,926	$63,849	$198,128	$422,903

Year ended December 31, 2011

	TCA	FPC	Corporate	Total
Depreciation and amortization	$5,252	$7,853	$260	$13,365
Capital expenditures	$54,251	$6,938	$4,723	$65,912
Total assets	$239,734	$50,915	$132,915	$423,564

Year ended December 31, 2012

	TCA	FPC	Corporate	Total
Depreciation and amortization	$17,432	$7,237	$293	$24,962
Capital expenditures	$39,604	$3,774	$—	$43,378
Total assets	$477,083	$12,912	$145,937	$635,932

A summary of the percentage of net sales of each of the Company’s product lines of each segment for the years ended December 31, 2010, 2011 and 2012, is as follows:

Year ended December 31,	2010	2011	2012
Product line
TCA	99%	97%	97%
FPC	1%	3%	3%

	100%	100%	100%

A summary of net sales, net income (loss) attributable to Nam Tai shareholders and long-lived assets by geographical areas is as follows:

By geographical area:

Year ended December 31,	2010	2011	2012
Net sales from operations within:
- PRC, excluding Hong Kong:
Unaffiliated customers	$448,313	$525,077	$1,147,923
Intercompany sales	1,169	945	56,121

	$449,482	$526,022	$1,204,044

- Intercompany eliminations	(1,169)	(945)	(56,121)

Total net sales	$448,313	$525,077	$1,147,923

Net income (loss) attributable to Nam Tai shareholders within:
- PRC, excluding Hong Kong	$15,014	$5,951	$70,205
- Hong Kong	(5,148)	(6,365)	(2,590)

Total net income (loss) attributable to Nam Tai shareholders	$9,866	$(414)	$67,615

Year ended December 31,	2010	2011	2012
Net sales to customers by geographical area:
- Hong Kong	$81,015	$79,536	$86,590
- Europe	57,226	30,283	14,446
- United States	47,518	32,332	3,021
- PRC (excluding Hong Kong)	9,970	2,540	371,376
- Japan	248,269	377,933	665,502
- Others	4,315	2,453	6,988

Total net sales	$448,313	$525,077	$1,147,923

As of December 31,	2010	2011	2012
Long-lived assets by geographical area:
- PRC, excluding Hong Kong	$96,724	$144,788	$163,794
- Hong Kong	145	4,586	4,293

Total long-lived assets	$96,869	$149,374	$168,087

The Company’s sales to customers which accounted for 10% or more of its sales are as follows:

Year ended December 31,	2010	2011	2012
A	$94,644	$62,894	$16,164
B	63,803	61,823	501,821
C	220,825	379,886	587,021

	$379,272	$504,603	$1,105,006

The Company’s purchase from suppliers which accounted for 10% or more of its purchases are as follows:

Year ended December 31,	2010	2011	2012
A	$124,126	$160,274	$512,807
B	50,477	114,322	108,340
C	N/A	N/A	217,362

	$174,603	$274,596	$838,509

Employee Severance Benefits	12 Months Ended
Dec. 31, 2012
Employee Severance Benefits
20.	Employee Severance Benefits

After the final evaluation on the viability of its FPC business based on its performance in the third quarter of 2012, the Company has decided to discontinue its FPC business by the end of March 2013, as this business has been generating losses since its initial production. The employee severance benefits in 2012 amounted to $3,504 (2011: $187), which were recorded as general and administrative expenses. The employee severance benefits by segment were as follows:

	2011	2012
Expenses incurred:
TCA	$153	$1,901
FPC	7	1,603
Corporate	27	—

	$187	$3,504

	2011	2012
Provision for employee severance benefits:
Balance at January 1	$75	$—
Provision for the year	187	3,504
Payments during the year	(262)	(1,716)

Balance at December 31	$—	$1,788

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
21.	Subsequent Events

Discontinued business of FPC production line

After the final evaluation on the viability of our FPC business based on its performance in the third quarter of 2012, we have decided to discontinue our FPC business by the end of March 2013, as this business has been generating losses since its initial production.

On January 22, 2013, a subsidiary of the Company has entered into a sales and purchase contract for the assets with a third party at a consideration of $5,138.

SCHEDULE 1	12 Months Ended
Dec. 31, 2012
SCHEDULE 1

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars)

	Year ended December 31,
	2010	2011	2012
General and administrative expenses*	$(2,763)	$(2,374)	$(1,729)
Other income, net	23	1,186	15,165
Interest income on loan to a subsidiary	11,568	7,721	4,818
Interest income	233	725	1,421

Income before income tax	9,061	7,258	19,675
Income tax expenses	—	—	—

Income before share of net profits of subsidiaries, net of taxes	9,061	7,258	19,675
Share of net profits (losses) of subsidiaries, net of taxes	5,945	(6,753)	47,246

Net income attributable to Nam Tai shareholders	$15,006	$505	$66,921
Other comprehensive income	—	—	—

Comprehensive income attributable to Nam Tai shareholders	$15,006	$505	$66,921

* Amount of share-based compensation expense included in general and administrative expenses	$95	$112	$547

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2011	2012
ASSETS
Current assets:
Cash and cash equivalents	$66,218	$68,568
Fixed deposits maturing over three months	34,825	49,182
Prepaid expenses and other receivables	504	276
Amounts due from subsidiaries	38,545	29,566

Total current assets	140,092	147,592
Property, plant and equipment, net	4,487	4,221
Loan to a subsidiary—non-current	93,108	93,108
Investments in subsidiaries	98,945	146,191

Total assets	$336,632	$391,112

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$1,881	$1,438
Dividend payable	12,545	26,882

Total liabilities	14,426	28,320

Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 44,803,735 shares as at December 31, 2011 and 2012)	448	448
Additional paid-in capital	287,055	287,602
Retained earnings	34,711	74,750
Accumulated other comprehensive loss	(8)	(8)

Total shareholders’ equity	322,206	362,792

Total liabilities and shareholders’ equity	$336,632	$391,112

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity
Balance at January 1, 2010	44,803,735	$448	$285,264	$40,706	$(8)	$326,410
Equity-settled share-based payment	—	—	95	—	—	95
Deemed contribution of services	—	—	1,584	—	—	1,584
Net income	—	—	—	15,006	—	15,006
Cash dividends ($0.20 per share)	—	—	—	(8,961)	—	(8,961)

Balance at December 31, 2010	44,803,735	$448	$286,943	$46,751	$(8)	$334,134
Equity-settled share-based payment	—	—	112	—	—	112
Net income	—	—	—	505	—	505
Cash dividends ($0.28 per share)	—	—	—	(12,545)	—	(12,545)

Balance at December 31, 2011	44,803,735	$448	$287,055	$34,711	$(8)	$322,206

Equity-settled share-based payment	—	—	547	—	—	547
Net income	—	—	—	66,921	—	66,921
Cash dividends ($0.60 per share)	—	—	—	(26,882)	—	(26,882)

Balance at December 31, 2012	44,803,735	$448	$287,602	$74,750	$(8)	$362,792

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2010	2011	2012
Cash flows from operating activities:
Net income attributable to Nam Tai shareholders	$15,006	$505	$66,921

Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Share of net (profits) losses of subsidiaries, net of taxes	(5,945)	6,753	(47,246)
Depreciation	—	221	266
Loss on disposal of property, plant and equipment	1	—	—
Share-based compensation expenses	95	112	547
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	(133)	(371)	228
Increase (decrease) in accrued expenses and other payables	658	231	(443)

Net cash provided by operating activities	$9,682	$7,451	$20,273

Cash flows from investing activities:
Purchase of property, plant and equipment	—	(4,708)	—
(Increase) decrease in deposit for purchase of property, plant and equipment	(433)	433	—
Decrease (increase) in fixed deposits maturing over three months	12,903	(34,825)	(14,357)
(Increase) decrease in amounts due from subsidiaries	(21,729)	(5,682)	8,979

Net cash used in investing activities	$(9,259)	$(44,782)	$(5,378)

Cash flows from financing activities:
Decrease in amounts due to subsidiaries	(3,488)	(11,194)	—
Proceeds from loan to a subsidiary	—	35,371	—
Dividend paid	—	(8,961)	(12,545)

Net cash (used in) provided by financing activities	$(3,488)	$15,216	$(12,545)

Net (decrease) increase in cash and cash equivalents	(3,065)	(22,115)	2,350
Cash and cash equivalents at beginning of year	91,398	88,333	66,218

Cash and cash equivalents at end of year	$88,333	$66,218	$68,568

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

NOTE TO SCHEDULE 1

(in thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2012, $350,256 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2010, 2011 and 2012.

During the years ended December 31, 2010, 2011 and 2012, no cash dividend was declared and paid by subsidiaries to the Company.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. The Company consolidates companies in which it has controlling interest of over 50%. All significant intercompany accounts, transactions and cash flows have been eliminated on consolidation.

Cash and cash equivalents
(b)	Cash and cash equivalents
Cash and cash equivalents include all cash balances and certificates of deposit having a maturity date of three months or less upon acquisition.
Allowance for doubtful accounts
(c)	Allowance for doubtful accounts

Accounts receivable balance is recorded net of allowances for amounts not expected to be collected from customers. Because the accounts receivable are typically unsecured, the Company periodically evaluates the collectability of accounts based on a combination of factors, including a particular customer’s ability to pay as well as the age of the receivables. To evaluate a specific customer’s ability to pay, the Company analyzes financial statements, payment history, third-party credit analysis reports and various information or disclosures by the customer or other publicly available information. In cases where the evidence suggests a customer may not be able to satisfy its obligation to the Company, a specific allowance would be set up for the perceived risk. If the financial condition of customers deteriorates, resulting in an impairment of their ability to make payments, additional allowances may be required.

Derivative financial instrument
(d)	Derivative financial instrument

Our earnings and cash flows are subject to fluctuations due to changes in foreign currency exchange rates. Derivative financial instruments are adopted to prudently manage foreign currency exchange rates and not for the purpose of creating speculative positions. Derivatives that we use are primarily foreign currency forward contracts which are either recorded as assets or liabilities at fair value. Any gains or losses derived from derivative financial instruments are recognized in the consolidated statement of comprehensive income.

Inventories
(e)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined on the first-in, first-out basis. The standard cost of work-in-progress and finished goods comprises direct materials, labor and manufacturing overheads. Write downs of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

For the Company’s FPC and TCA (excluding LCDP production) reporting units, the Company orders inventory from its suppliers based on firm customer orders for products that are unique to each customer. The inventory is utilized in production as soon as all the necessary components are received. The only reason that inventory would not be utilized within six months is if a specific customer deferred or canceled an order. As the inventory is typically unique to each customer’s products, it is unusual for the Company to be able to utilize the inventory for other customers’ products. Therefore, the Company’s policy is to negotiate with the customer for the disposal of such inventory that remains unused for six months. The Company does not generally write down its inventories as usually, the customers are held to their purchase commitments. However, there are cases where customers are contractually obligated to purchase the unused inventory from the Company, but the Company may elect not to immediately enforce such contractual right for business reasons. In this connection, the Company will consider writing down these inventory items which remained unused for over six months at the Company’s own cost. Prior to writing down, management would determine if the inventory can be utilized in other products.

For the Company’s LCDP production, due to the nature of the business, the customers do not always place orders enough in advance to enable the Company to order inventory from suppliers based on firm customer orders. Nonetheless, management reviews its inventory balance on a regular basis and writes down all inventory over six months old if it is determined that the relevant inventory cannot be utilized in the foreseeable future.

Finance lease receivable
(f)	Finance lease receivable

Finance lease receivable derived from sales of property, plant and equipment comprised of the minimum lease payments due on the direct financial lease. From April 1, 2012, monthly interest income has been recognized in the consolidated statement of comprehensive income based on principal balance of $14,000 at an annual interest rate of 10%.

Property, plant and equipment and land use rights
(g)	Property, plant and equipment and land use rights

Property, plant and equipment and land use rights are recorded at cost and include interest on funds borrowed to finance construction, if applicable. For the years ended December 31, 2010, 2011 and 2012, an interest of nil, $13 and nil was capitalized, respectively. The cost of major improvements and betterments is capitalized whereas the cost of maintenance and repairs is expensed in the year incurred. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment and land use rights are included in the consolidated statement of comprehensive income.

The majority of the land in Hong Kong is owned by the government of Hong Kong which leases the land at public auction to non-governmental entities. All of the Company’s leasehold land in Hong Kong have leases of not more than 50 years from the respective balance sheet dates. The cost of such leasehold land is amortized on a straight-line basis over the respective terms of the leases.

All land in other regions of the PRC is owned by the PRC government. The government in the PRC, according to PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and classified as land use rights in the consolidated balance sheet. They are amortized on a straight-line basis over the respective term of the right to use the land. At December 31, 2012, the land use right certificates in respect of certain lands in Wuxi with carrying amounts of $4,833 have not been issued by the relevant government authority in the PRC.

Since August 1, 2009, in order to reflect a more reasonable estimation on the useful lives of the property, plant and equipment, the Company computed depreciation expenses using the straight-line method at the following depreciation rates:

Classification	Prior to August 1, 2009	Years
Land use rights	50 years	50 years
Buildings	20 to 50 years	20 years
Machinery and equipment	4 to 12 years	4 years
Leasehold improvements	shorter of lease term or 7 years	shorter of lease term or 4 years
Furniture and fixtures	4 to 8 years	4 years
Automobiles	4 to 6 years	4 years
Tools and molds	4 to 6 years	2 years

Goodwill
(h)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. For the years 2010 and 2011, the Company operated in two reporting units, which are its reportable segments of TCA and CECP. If business conditions or other factors cause the profitability and cash flows to decline, the Company may be required to record impairment charges for goodwill at that time. The goodwill impairment review is a two-step process in accordance with the FASB ASC 350-20 “Goodwill”. First step consists of a comparison of the fair value of a reporting unit with its carrying value. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows method. If the carrying amount of a reporting unit exceeds its fair value, second step requires the fair value of the reporting unit to be allocated to all of the assets and liabilities (including any unrecognized intangible assets) of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment loss is recognized which is equal to the excess of the carrying amount over the fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment loss recognized. Discounted cash flow methodology is based on a number of estimates and assumptions, including the projected future operating results of the reporting unit, discount rate, long-term growth rate and appropriate market comparables.

Impairment loss on goodwill of the CECP reporting unit of nil and $2,951, were identified and recognized in 2010 and 2011, respectively. Goodwill was fully impaired since December 31, 2011.

Impairment or disposal of long-lived assets
(i)	Impairment or disposal of long-lived assets

Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with FASB ASC 360 “Property, Plant and Equipment” the

Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company recognizes an impairment loss to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

Long-lived assets to be disposed of are stated at the lower of fair value or carrying value. Expected future operating losses from discontinued operations are recorded in the periods in which the losses are incurred. In view of the sustained level of the Company’s stock price during 2010 and 2011 and our resulting market capitalization throughout 2010 and 2011 at a level below our recorded book value at December 31, 2010 and 2011, respectively, in accordance with FASB ASC 360 “Property, Plant and Equipment”, the Company conducted a review of Nam Tai’s long-lived assets for potential impairment.

In 2010 and 2011, management assessed and determined that there were no events or changes in circumstances to indicate that the carrying amounts of long-lived assets in Nam Tai’s Shenzhen facilities were not recoverable and there were no impairment tests conducted with respect to those assets. In 2011, in view of the continuous operating losses and negative cash flows in Nam Tai’s Wuxi facilities, the Company assessed the impairment of its long-lived assets used in the Wuxi facilities, by comparing the undiscounted cash flows with the carrying amounts of the assets. The results indicated that the carrying amounts of the Company’s long-lived assets at December 31, 2011 were less than the undiscounted cash flows.

In 2012, management assessed and determined that there were no events or changes in circumstances to indicate that the carrying amount of long-lived assets in Nam Tai’s Shenzhen facilities were not recoverable and there were no impairment tests conducted with respect to those assets. In view of the fluctuations of future customer orders in Wuxi, the Company assessed the impairment of its long-lived assets used in the Wuxi facilities, by comparing the undiscounted cash flows with the carrying amounts of the assets. The results indicated the carrying amounts of the company’s long-lived assets at December 31, 2012 were less than the undiscounted cash flows.

No impairment was recognized in respect of the Company’s long-lived assets for the years ended December 31, 2010, 2011 and 2012.

Accruals and provisions for loss contingencies
(j)	Accruals and provisions for loss contingencies

The Company makes provisions for all loss contingencies when information available prior to the issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and the amount of loss can be reasonably estimated.

For provisions or accruals related to litigation, the Company makes provisions based on information from legal counsels and the best estimation of management. The Company assesses the potential liability for the significant legal proceedings in accordance with FASB ASC 450 “Contingencies”. FASB ASC 450 requires a liability to be recorded if the contingency loss is probable and the amount of loss can be reasonably estimated. The actual resolution of the contingency may differ from the Company’s estimates. If the contingency was settled for an amount greater than the estimate, a future charge to income would result. Likewise, if the contingency was settled for an amount that is less than our estimate, a future credit to income would result.

Revenue recognition
(k)	Revenue recognition

The Company recognizes revenue when all of the following conditions are met:

•	Persuasive evidence of an arrangement exists;

•	Delivery has occurred or services have been rendered;

•	Price to the customer is fixed or determinable; and

•	Collectability is reasonably assured.

Revenue from sales of products is recognized when the title is passed to customers upon shipment and when collectability is reasonably assured. The Company does not provide its customers with the right of return (except for quality), price protection, rebates or discounts. There are no customer acceptance provisions associated with the Company’s products, except for quality. All sales are based on firm customer orders with fixed terms and conditions, which generally cannot be modified.

Certain of the Company’s subsidiaries are subject to value-added tax of 17% on the revenue earned for goods and services sold in the PRC. The Company presents revenue net of such value-added tax which amounted to $73, $378 and $411 for the years ended December 31, 2010, 2011 and 2012, respectively.

Shipping and handling costs
(l)	Shipping and handling costs

Shipping and handling costs are classified as cost of sales for materials purchased and selling expenses for those costs incurred in the delivery of finished products. During the years ended December 31, 2010, 2011 and 2012, shipping and handling costs classified as costs of sales were $258, $499 and $278, respectively. During the years ended December 31, 2010, 2011 and 2012, shipping and handling costs classified as selling expenses were $318, $530 and $446, respectively.

Research and development costs
(m)	Research and development costs

Research and development costs are incurred in the development of new products and processes, including significant improvements and refinements to existing products and are expensed as incurred.

Advertising expenses
(n)	Advertising expenses

The Company expenses advertising costs as incurred. No advertising expenses were recognized for the years ended December 31, 2010 and 2011, respectively. Advertising expenses was $348 for the year ended December 31, 2012.

Staff retirement plan costs
(o)	Staff retirement plan costs
The Company’s costs related to the staff retirement plans (see Note 15) are charged to the consolidated statement of comprehensive income as incurred.
Income taxes
(p)	Income taxes

Deferred income taxes are provided using the asset and liability method in accordance with FASB ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of comprehensive income.

Foreign currency transactions and translations
(q)	Foreign currency transactions and translations

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of comprehensive income.

The functional currencies of the Company and its subsidiaries include the U.S. dollar or the Hong Kong dollar. The financial statements of all subsidiaries are translated in accordance with FASB ASC 830 “Foreign Currency Matters”.

All assets and liabilities are translated at the rates of exchange ruling at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income.

Earnings per share
(r)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year.

Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Stock options
(s)	Stock options

The Company has two stock-based employee compensation plans, as more fully described in Note 13(b). The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models. If the award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Use of estimates
(t)	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive loss
(u)	Comprehensive loss
Accumulated other comprehensive loss represents principally foreign currency translation adjustments and is included in the consolidated statement of changes in equity.
Fair value of financial instruments
(v)	Fair value of financial instruments

The Company adopted FASB ASC 820 “Fair Value Measurements and Disclosures” to measure its assets and liabilities.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and based the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The carrying amounts of cash and cash equivalents, fixed deposits maturing over three months, accounts receivable, other receivables, notes payable, accrued expenses and accounts payable, trust receipt loans, other payables, short term borrowings, and dividend payable approximate their fair values due to the short term nature of these instruments.

The fair value of the Company’s derivative financial instruments is detailed in Note 4.

As of December 31, 2011 and 2012, the Company did not have any non financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements, at least annually, on a recurring basis.

Concentration of other risk
(w)	Concentration of other risk

The market for our products is characterized by rapidly changing technology and evolving industry standards. The Company’s results of operations are affected by a wide variety of factors, including general economic conditions; manufacturing capacity; the ability to manufacture efficiently; demand for the Company’s products; competition and intellectual property in a rapidly evolving market. As a result, the Company may experience substantial period-to-period fluctuations in future operating results due to the factors mentioned above.

Recent changes in accounting standards
(x)	Recent changes in accounting standards

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Asset and Liabilities”, which clarifies the scope of the offsetting disclosures of ASU 2011-11. Both ASUs are effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The Company believes that its adoption of these ASUs will not have any material impact on its consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment”, which provides companies an option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, as a result of the qualitative assessment, it is determined that it is not more likely than not that the indefinite-lived intangible assets is impaired, then the Company is not required to take further action. ASU No. 2012-02 will be effective for the Company for impairment tests of indefinite-lived intangible assets performed in the fiscal year beginning after September 15, 2012, with early adoption permitted. The adoption of this guidance will have no impact on the Company’s consolidated financial position, results of operations and cash flows.

In October 2012, the FASB issued ASU 2012-04, “Technical Corrections and Improvements”, which makes certain technical corrections and “conforming fair value amendments” to the FASB Accounting Standards Codification. The amendments affect various codification topics and apply to all reporting entities within the scope of those topics. These provisions of the amendment are effective upon issuance, except for amendments that are subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2012-04 will not have any material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”, which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, entities are required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail on these amounts. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2013-02 will not have any material impact on its consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Depreciation Expenses Using Straight-Line Method

Since August 1, 2009, in order to reflect a more reasonable estimation on the useful lives of the property, plant and equipment, the Company computed depreciation expenses using the straight-line method at the following depreciation rates:

Classification	Prior to August 1, 2009	Years
Land use rights	50 years	50 years
Buildings	20 to 50 years	20 years
Machinery and equipment	4 to 12 years	4 years
Leasehold improvements	shorter of lease term or 7 years	shorter of lease term or 4 years
Furniture and fixtures	4 to 8 years	4 years
Automobiles	4 to 6 years	4 years
Tools and molds	4 to 6 years	2 years

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Components of Inventory	Inventories consist of the following:

At December 31,	2011	2012
Raw materials	$18,315	$38,511
Work-in-progress	3,455	11,508
Finished goods	4,745	5,619

	$26,515	$55,638

Derivative Financial Instrument (Tables)	12 Months Ended
Dec. 31, 2012
Notional Principal Amount, Credit Risk Amount and Fair Value Associated With Outstanding Derivative Instrument

The following table shows the notional principal amount of the Company’s outstanding derivative instrument, its credit risk amount and its fair value associated with outstanding or unsettled derivative instrument as of December 31, 2012.

	2012
	Notional principal	Credit risk amount	Fair value of derivatives not designated as hedge instrument
Instruments not designated as accounting hedge:
Foreign currency forward contract (1)	$12,200	$99	$99

(1)	The fair value is measured using Level 2 fair value inputs and is recorded as current assets in the consolidated balance sheet.

Finance Lease Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Maturities on Finance Lease Receivable	Contractual maturities on finance lease receivable are as follows:

Years ending December 31,	Contractual maturities
2013	$3,583
2014	3,566
2015	3,939
2016	1,048

Total	$12,136

Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Net

Property, plant and equipment, net consist of the following:

At December 31,	2011	2012
At cost:
Buildings	$93,913	$93,913
Machinery and equipment	92,202	121,070
Leasehold improvements	22,886	20,550
Furniture and fixtures	3,768	4,837
Automobiles	943	621
Tools and molds	337	752

Total	214,049	241,743
Less: accumulated depreciation	(129,355)	(117,492)

	84,694	124,251
Construction in progress	52,699	27,304

Net book value	$137,393	$151,555

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Carrying Value of Goodwill by Reporting Unit

A summary of the changes in the carrying value of goodwill, by reporting unit, is as follows:

CECP reporting unit
At December 31, 2010	$2,951
Impairment loss recognized during the year	(2,951)

At December 31, 2011 and 2012	—

Investments in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Subsidiaries

	Place of	Principal	Percentage of Ownership as at December 31,
Subsidiaries	Incorporation	activity	2011	2012
Consolidated principal subsidiaries:
Nam Tai Electronic & Electrical Products Limited (“NTEEP”)	Cayman Islands	Investment holding	100%	100%
Nam Tai Holdings Limited (“NTHL”)	BVI	Investment holding	100%	100%
Nam Tai Group Management Limited (“NTGM”)	Hong Kong	Inactive	100%	100%
Nam Tai Telecom (Hong Kong) Company Limited (“NTT”)	Hong Kong	Inactive	100%	100%
Nam Tai Trading Company Limited (“NTTC”)	Hong Kong	In liquidation	100%	100%
Nam Tai Investment Limited (“NTIL”)	Hong Kong	De-registered	100%	—
J.I.C. Enterprises (HK) Ltd. (“JICE”) (1)	Hong Kong	Inactive	—	100%
Namtai Investment (Shenzhen) Co., Ltd. (“NTISZ”)	PRC	Investment holding	100%	100%
Zastron Electronic (Shenzhen) Co., Ltd. (“Zastron Shenzhen”)	PRC	Manufacturing and trading	100%	100%
Wuxi Zastron Precision-Flex Co., Ltd. (“Wuxi Zastron-Flex”)	PRC	Manufacturing and trading	100%	100%
(1)	NTHL acquired a 100% equity interest in JICE for a consideration of HK$1.00 on August 2, 2012, which was incorporated in February 1983 in Hong Kong. JICE issued the share capital HK$500,000 which is made up of 500,000 ordinary shares of HK$1 each. The primary reason of acquisition is for re-organization.

Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

At December 31,	2011	2012
Accrued salaries	$3,003	$6,142
Accrued bonus	1,967	3,833
Accrued tooling and equipment charges	3,485	865
Accrued professional fees	1,607	2,479
Construction payable	17,025	5,435
Advance received from a customer	—	16,644
Others	8,893	5,819

	$35,980	$41,217

Bank Loans and Banking Facilities (Tables)	12 Months Ended
Dec. 31, 2012
Total Banking Facilities Utilized

Total banking facilities utilized which are usance bills pending maturity may not agree to notes payable due to bank having not yet received the bills of goods from vendors as of the balance sheet date.

At December 31,	2011	2012
Short term bank borrowings	$—	$4,824
Trust Receipt loans	—	3,558
Usance bills pending maturity	2,147	4,860
Foreign currency forward contract	—	1,220

Total banking facilities utilized	2,147	14,462
Less: Outstanding letters of credit	(1,879)	(587)
Less: Foreign currency forward contract	—	(1,220)

Notes payable, short term bank borrowings and Trust Receipt loans	$268	$12,655

Discontinued Business (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Financial Information for Discontinued Business

Summarized financial information for our discontinued business related to LCDP is as follows:

	2010	2011	2012

Net sales	86,108	77,240	24,187

Income (loss) before income tax	6,719	479	(978)
Income tax (expenses) credit	(1,579)	440	284

Income (loss) from discontinued business, net of income tax	5,140	919	(694)

Accounts receivable		8,715	112
Inventories		5,341	—
Prepaid expense and other receivables		5,592	—
Deferred tax assets		2,314	—
Property, plant and equipment, net		11,921	—
Deposits for property, plant and equipment		296	—

Total assets		34,179	112

Accounts payable		8,626	—
Accrued expenses and other payables		2,306	515
Income taxes payable		(652)	—

Total liabilities		10,280	515

Net assets (liabilities) of discontinued business		23,899	(403)

Equity (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

A summary of stock option activity during the three years ended December 31, 2012 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option	Aggregate intrinsic value
Outstanding and exercisable at January 1, 2010	75,000	$4.41	$0.89
Granted	60,000	$4.45	$1.58
Surrendered	(15,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2010	120,000	$4.43	$1.24
Granted	60,000	$5.92	$1.87

Outstanding and exercisable at December 31, 2011	180,000	$4.93	$1.45
Granted	1,503,000	$6.03	$1.26
Expired	(60,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2012	1,623,000	$5.97	$1.29	$12,741

Exercisable at December 31, 2012				$1,584
Expected to vest after December 31, 2012				$11,157

Option Granted by Company

Details of the options granted by the Company in 2010, 2011 and 2012 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2010
60,000	100% vested at date of grant	$4.45	June 3, 2010 to June 2, 2013	5.0

In 2011
60,000	100% vested at date of grant	$5.92	June 10, 2011 to June 9, 2014	17.3

In 2012
600,000	100% will vest in April 2013*	$6.66	April 1, 2013 to February 9, 2015	25.3
831,000	50% vested in January 2013 and 50% will vest in January 2014*	$5.63	January 1, 2013 to April 26, 2015	27.9
60,000	100% vested at date of grant	$5.34	June 6, 2012 to June 5, 2015	29.2
12,000	1,000 shares monthly from August 1, 2012	$5.95	August 1, 2012 to July 31, 2014	19.0

*	Subject to achievement of performance target.

Weighted Average Fair Value Options Granted, Assumptions

The weighted average fair value of options granted during 2010, 2011 and 2012 was $1.58, $1.87 and $1.26, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2010	2011	2012
Risk-free interest rate	1.25%	0.75%	0.30% to 0.39%
Expected life	3 years	3 years	2 years to 3 years
Expected volatility	51.23%	50.99%	38.57 % to 41.45%
Expected dividend yield	—	1.69%	3.30% to 4.49%

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Earnings Per Share

The calculations of basic earnings per share and diluted earnings per share are computed as follows:

	Income	Weighted average number of shares	Per share amount
Year ended December 31, 2010
Basic earnings per share from continuing business	$9,866	44,803,735	$0.22
Basic earnings per share from discontinued business	$5,140	44,803,735	$0.11

Basic earnings per share	$15,006	44,803,735	$0.33

Effect of dilutive securities — Stock options		18,025

Diluted earnings per share from continuing business	$9,866	44,821,760	$0.22
Diluted earnings per share from discontinued business	$5,140	44,821,760	$0.11

Diluted earnings per share	$15,006	44,821,760	$0.33

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2011
Basic loss per share from continuing business	$(414)	44,803,735	$(0.01)
Basic earnings per share from discontinued business	$919	44,803,735	$0.02

Basic earnings per share	$505	44,803,735	$0.01

Effect of dilutive securities — Stock options		37,467

Diluted loss per share from continuing business	$(414)	44,841,202	$(0.01)
Diluted earnings per share from discontinued business	$919	44,841,202	$0.02

Diluted earnings per share	$505	44,841,202	$0.01

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2012
Basic earnings per share from continuing business	$67,615	44,803,735	$1.51
Basic loss per share from discontinued business	$(694)	44,803,735	$(0.02)

Basic earnings per share	$66,921	44,803,735	$1.49

Effect of dilutive securities — Stock options		541,518

Diluted earnings per share from continuing business	$67,615	45,345,253	$1.49
Diluted loss per share from discontinued business	$(694)	45,345,253	$(0.01)

Diluted earnings per share	$66,921	45,345,253	$1.48

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Before Income Tax

The components of income before income tax are as follows:

Year ended December 31,	2010	2011	2012
PRC, excluding Hong Kong	$18,686	$6,923	$87,504
Hong Kong and other jurisdictions	(5,148)	(6,365)	(2,590)

	$13,538	$558	$84,914

Current and Deferred Components of Income Tax Expense

The current and deferred components of the income tax expense appearing in the consolidated statements of income are as follows:

Year ended December 31,	2010	2011	2012
Current tax	$(8,135)	$(3,672)	$(13,593)
Deferred tax	4,463	2,700	(3,706)

	$(3,672)	$(972)	$(17,299)

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2011 and 2012 are attributable to the following:

December 31,	2011	2012
Net operating losses	$6,199	$5,316
Obsolete inventories	10	356
Allowance for doubtful accounts	2	—
Allowance for doubtful payables	—	101
Property, plant and equipment	4,156	5,420

Total deferred tax assets	10,367	11,193
Less: valuation allowance	(1,344)	(5,316)

Deferred tax assets	9,023	5,877

Deferred tax liability arising from withholding tax on undistributed earnings of PRC subsidiaries	(1,379)	(1,379)

Net deferred tax assets	$7,644	$4,498

Movement of Deferred Tax Assets Valuation Allowance	Movement of valuation allowance:

December 31,	2010	2011	2012
At beginning of the year	$1,223	$916	$1,344
Current year (reduction) addition	(307)	428	3,972

At end of the year	$916	$1,344	$5,316

Reconciliation of Income Tax Expense to Amount Computed by applying Current Tax Rate

A reconciliation of the income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of income is as follows:

Year ended December 31,	2010	2011	2012
Income before income taxes	$13,538	$558	$84,914
PRC tax rate	22%	24%	25%
Income tax expense at PRC tax rate on income before income tax	$(2,978)	$(134)	$(21,229)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(134)	(221)	(258)
Effect of tax exemption	—	(1,526)	—
Effect of change in tax law	134	142	3,502
Change in valuation allowance	307	(428)	(3,972)
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries	(276)	—	—
Tax benefit (expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible impairment loss on goodwill	—	(708)	—
Non-deductible and non-taxable items	(770)	1,490	705
(Under) over-provision of income tax expense in prior years	(69)	1,369	185
Increase in tax expense arising from temporary differences	—	—	1,242
Withholding tax	—	—	1,772
Others	114	(956)	754

Income tax expense	$(3,672)	$(972)	$(17,299)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments

Our contractual obligations, including capital expenditures and future minimum lease payments under non-cancelable operating lease arrangements and purchase commitments under non-cancelable arrangements as of December 31, 2012, are summarized below. We do not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments (in thousands) due by period
Contractual Obligation	Total	2013	2014	2015
Operating leases(1)	$42	$42	$—	$—
Capital commitments	1,631	1,631	—	—
Other purchase obligations	99,466	99,466	—	—

Total	$101,139	$101,139	$—	$—

(1)	The Company leases the staff quarters in Wuxi in 2013. The rental expenses for the staff quarters in Wuxi and house rental for Mr. Koo charged for the years ended December 31, 2010, 2011 and 2012 amounted to $661, $618 and $819, respectively.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information

Year ended December 31, 2010

	TCA	FPC	Corporate	Total
Net sales	$444,642	$3,671	$—	$448,313
Cost of sales	(394,698)	(14,619)	—	(409,317)

Gross profit (loss)	49,944	(10,948)	—	38,996
General and administrative expenses	(12,229)	(3,128)	(7,015)	(22,372)
Selling expenses	(3,187)	(515)	—	(3,702)
Research and development expenses	(4,024)	(699)	—	(4,723)
Other income, net	2,467	582	828	3,877
Interest income	839	16	607	1,462

Income (loss) before income tax	33,810	(14,692)	(5,580)	13,538
Income tax (expenses) credit	(6,934)	3,262	—	(3,672)

Net income (loss) from continuing business	$26,876	$(11,430)	$(5,580)	$9,866

Year ended December 31, 2011

	TCA	FPC	Corporate	Total
Net sales	$509,124	$15,953	$—	$525,077
Cost of sales	(479,037)	(26,788)	—	(505,825)

Gross profit (loss)	30,087	(10,835)	—	19,252
General and administrative expenses	(9,662)	(4,660)	(7,117)	(21,439)
Selling expenses	(2,886)	(1,033)	—	(3,919)
Research and development expenses	(1,709)	(588)	—	(2,297)
Impairment loss on goodwill	—	—	(2,951)	(2,951)
Other income, net	3,660	1,817	3,707	9,184
Interest income	171	53	2,504	2,728

Income (loss) before income tax	19,661	(15,246)	(3,857)	558
Income tax (expenses) credit	(2,196)	1,224	—	(972)

Net income (loss) from continuing business	$17,465	$(14,022)	$(3,857)	$(414)

Year ended December 31, 2012

	TCA	FPC	Corporate	Total
Net sales	$1,118,196	$29,727	$—	$1,147,923
Cost of sales	(1,008,844)	(33,302)	—	(1,042,146)

Gross profit (loss)	109,352	(3,575)	—	105,777
General and administrative expenses	(20,808)	(3,221)	(4,411)	(28,440)
Selling expenses	(1,958)	(708)	—	(2,666)
Research and development expenses	(777)	(587)	—	(1,364)
Other income, net	6,565	1,955	1,267	9,787
Interest income	219	22	1,871	2,112
Interest expense	(204)	(88)	—	(292)

Income (loss) before income tax	92,389	(6,202)	(1,273)	84,914
Income tax expenses	(16,666)	(633)	—	(17,299)

Net income (loss) from continuing business	$75,723	$(6,835)	$(1,273)	$67,615

Segment Information

Year ended December 31, 2010

	TCA	FPC	Corporate	Total
Depreciation and amortization	$8,610	$8,666	$495	$17,771
Capital expenditures	$1,796	$1,973	$80	$3,849
Total assets	$160,926	$63,849	$198,128	$422,903

Year ended December 31, 2011

	TCA	FPC	Corporate	Total
Depreciation and amortization	$5,252	$7,853	$260	$13,365
Capital expenditures	$54,251	$6,938	$4,723	$65,912
Total assets	$239,734	$50,915	$132,915	$423,564

Year ended December 31, 2012

	TCA	FPC	Corporate	Total
Depreciation and amortization	$17,432	$7,237	$293	$24,962
Capital expenditures	$39,604	$3,774	$—	$43,378
Total assets	$477,083	$12,912	$145,937	$635,932

Percentage of Net Sales by Product Lines of Each Segment

A summary of the percentage of net sales of each of the Company’s product lines of each segment for the years ended December 31, 2010, 2011 and 2012, is as follows:

Year ended December 31,	2010	2011	2012
Product line
TCA	99%	97%	97%
FPC	1%	3%	3%

	100%	100%	100%

Summary of Net Income (Loss) by Geographical Areas

A summary of net sales, net income (loss) attributable to Nam Tai shareholders and long-lived assets by geographical areas is as follows:

By geographical area:

Year ended December 31,	2010	2011	2012
Net sales from operations within:
- PRC, excluding Hong Kong:
Unaffiliated customers	$448,313	$525,077	$1,147,923
Intercompany sales	1,169	945	56,121

	$449,482	$526,022	$1,204,044

- Intercompany eliminations	(1,169)	(945)	(56,121)

Total net sales	$448,313	$525,077	$1,147,923

Net income (loss) attributable to Nam Tai shareholders within:
- PRC, excluding Hong Kong	$15,014	$5,951	$70,205
- Hong Kong	(5,148)	(6,365)	(2,590)

Total net income (loss) attributable to Nam Tai shareholders	$9,866	$(414)	$67,615

Summary of Net Sales to Customers by Geographical Areas

Year ended December 31,	2010	2011	2012
Net sales to customers by geographical area:
- Hong Kong	$81,015	$79,536	$86,590
- Europe	57,226	30,283	14,446
- United States	47,518	32,332	3,021
- PRC (excluding Hong Kong)	9,970	2,540	371,376
- Japan	248,269	377,933	665,502
- Others	4,315	2,453	6,988

Total net sales	$448,313	$525,077	$1,147,923

Summary of Long-Lived Assets by Geographical Areas

As of December 31,	2010	2011	2012
Long-lived assets by geographical area:
- PRC, excluding Hong Kong	$96,724	$144,788	$163,794
- Hong Kong	145	4,586	4,293

Total long-lived assets	$96,869	$149,374	$168,087

Sales to Customers which Accounted for Ten Percent or More

The Company’s sales to customers which accounted for 10% or more of its sales are as follows:

Year ended December 31,	2010	2011	2012
A	$94,644	$62,894	$16,164
B	63,803	61,823	501,821
C	220,825	379,886	587,021

	$379,272	$504,603	$1,105,006

Purchase From Suppliers Accounted for Ten Percent or More

The Company’s purchase from suppliers which accounted for 10% or more of its purchases are as follows:

Year ended December 31,	2010	2011	2012
A	$124,126	$160,274	$512,807
B	50,477	114,322	108,340
C	N/A	N/A	217,362

	$174,603	$274,596	$838,509

Employee Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee Severance Benefits by Segment	The employee severance benefits by segment were as follows:

	2011	2012
Expenses incurred:
TCA	$153	$1,901
FPC	7	1,603
Corporate	27	—

	$187	$3,504

Provision for Employee Severance Benefits

	2011	2012
Provision for employee severance benefits:
Balance at January 1	$75	$—
Provision for the year	187	3,504
Payments during the year	(262)	(1,716)

Balance at December 31	$—	$1,788

Company Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Segment Item	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment	Dec. 31, 2009 Segment
Basis of Presentation [Line Items]
Distance of principal manufacturing and design operations Shenzhen (in miles)	30
Number of reportable segments	2	2	2	3

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 01, 2012	Dec. 31, 2012 Y CompensationPlan	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Finance lease receivable, original principal balance	$ 14,000
Finance lease, annual interest rate	10.00%
Interest expenses capitalized to property, plant and equipment			13
Lease of land, maximum term		50
Land use rights		16,532	11,981
Impairment Loss on Goodwill			2,951
Impairment of long-lived assets		0	0	0
Value Added Tax Rate		17.00%
Revenue net of value-added tax		411	378	73
Advertising Expense		348
Number of stock-based employee compensation plans		2
Non-financial assets at fair value		0	0
Non-financial liabilities at fair value		0	0
Land Use Rights for which Certificate of use hase not been issued
Significant Accounting Policies [Line Items]
Land use rights		4,833
Cost of Sales
Significant Accounting Policies [Line Items]
Shipping and handling costs		278	499	258
Selling Expense
Significant Accounting Policies [Line Items]
Shipping and handling costs		$ 446	$ 530	$ 318
Minimum
Significant Accounting Policies [Line Items]
Required percentage of ownership for consolidation		50.00%

Depreciation Expenses Using Straight-Line Method (Detail)	12 Months Ended
Dec. 31, 2012
Prior to August 1, 2009 | Land use rights
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	50 years
Prior to August 1, 2009 | Leasehold improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives, description	shorter of lease term or 7 years
Prior to August 1, 2009 | Minimum | Buildings
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Prior to August 1, 2009 | Minimum | Machinery and equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Prior to August 1, 2009 | Minimum | Furniture and fixtures
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Prior to August 1, 2009 | Minimum | Automobiles
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Prior to August 1, 2009 | Minimum | Tools and molds
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Prior to August 1, 2009 | Maximum | Buildings
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	50 years
Prior to August 1, 2009 | Maximum | Machinery and equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	12 years
Prior to August 1, 2009 | Maximum | Furniture and fixtures
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	8 years
Prior to August 1, 2009 | Maximum | Automobiles
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	6 years
Prior to August 1, 2009 | Maximum | Tools and molds
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	6 years
After August 1, 2009 | Land use rights
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	50 years
After August 1, 2009 | Buildings
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
After August 1, 2009 | Machinery and equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
After August 1, 2009 | Leasehold improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives, description	shorter of lease term or 4 years
After August 1, 2009 | Furniture and fixtures
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
After August 1, 2009 | Automobiles
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
After August 1, 2009 | Tools and molds
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	2 years

Components of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials	$ 38,511	$ 18,315
Work-in-progress	11,508	3,455
Finished goods	5,619	4,745
Inventories	$ 55,638	$ 26,515

Derivative Financial Instruments - Additional Information (Detail)	Dec. 31, 2011 Derivative	Dec. 31, 2010 Derivative
Derivative [Line Items]
Foreign currency forward contract outstanding	0	0

Notional Principal Amount, Credit Risk Amount and Fair Value Associated With Outstanding Derivative Instrument (Detail) (Foreign currency forward contract, USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012
Foreign currency forward contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedge instrument, notional principal	$ 12,200	[1]
Derivatives not designated as hedge instrument, credit risk amount	99	[1]
Fair value of derivatives not designated as hedge instrument	$ 99	[1]

[1]	The fair value is measured using Level 2 fair value inputs and is recorded as current assets in the consolidated balance sheet.

Contractual Maturities on Finance Lease Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Contractual maturities, 2013	$ 3,583
Contractual maturities, 2014	3,566
Contractual maturities, 2015	3,939
Contractual maturities, 2016	1,048
Total	$ 12,136

Property, Plant and Equipment Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Buildings	$ 93,913	$ 93,913
Machinery and equipment	121,070	92,202
Leasehold improvements	20,550	22,886
Furniture and fixtures	4,837	3,768
Automobiles	621	943
Tools and molds	752	337
Total	241,743	214,049
Less: accumulated depreciation	(117,492)	(129,355)
Property Plant And Equipment Excluding Construction In Progress, Total	124,251	84,694
Construction in progress	27,304	52,699
Net book value	$ 151,555	$ 137,393

Property, Plant and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 24,672	$ 13,082	$ 17,265

Summary of Changes in Carrying Value of Goodwill by Reporting Unit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill Beginning balance	$ 2,951
Impairment loss on goodwill	(2,951)
Goodwill Ending Balance		$ 2,951

Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Customer	Dec. 31, 2010
Goodwill [Line Items]
Discount rate used determining fair value	8.17%	8.60%
Fair value determination, expected cash flow plan period		5 years
Impairment Loss on Goodwill	$ 2,951
Number of customers remained in CECP segment	2
Fair value of goodwill	$ 0

Investments in Subsidiaries (Detail)	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 Nam Tai Electronic and Electrical Products Limited (NTEEP)	Dec. 31, 2011 Nam Tai Electronic and Electrical Products Limited (NTEEP)	Dec. 31, 2012 Nam Tai Holdings Limited (NTHL)	Dec. 31, 2011 Nam Tai Holdings Limited (NTHL)	Dec. 31, 2012 Nam Tai Group Management Limited (NTGM)	Dec. 31, 2011 Nam Tai Group Management Limited (NTGM)	Dec. 31, 2012 Nam Tai Telecom (Hong Kong) Company Limited (NTT)	Dec. 31, 2011 Nam Tai Telecom (Hong Kong) Company Limited (NTT)	Dec. 31, 2012 Nam Tai Trading Company Limited (NTTC)	Dec. 31, 2011 Nam Tai Trading Company Limited (NTTC)	Dec. 31, 2012 Nam Tai Investment Limited (NTIL)	Dec. 31, 2011 Nam Tai Investment Limited (NTIL)	Dec. 31, 2012 J.I.C. Enterprises (HK) Ltd.		Aug. 02, 2012 J.I.C. Enterprises (HK) Ltd.	Dec. 31, 2012 Namtai Investment (Shenzhen) Co., Ltd. (NTISZ)	Dec. 31, 2011 Namtai Investment (Shenzhen) Co., Ltd. (NTISZ)	Dec. 31, 2012 Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen)	Dec. 31, 2011 Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen)	Dec. 31, 2012 Wuxi Zastron Precision-Flex Co., Ltd.(Wuxi Zastron-Flex)	Dec. 31, 2011 Wuxi Zastron Precision-Flex Co., Ltd.(Wuxi Zastron-Flex)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	Cayman Islands		BVI		Hong Kong		Hong Kong		Hong Kong		Hong Kong		Hong Kong	[1]		PRC		PRC		PRC
Principal activity	Investment holding		Investment holding		Inactive		Inactive		In liquidation		De-registered		Inactive	[1]		Investment holding		Manufacturing and trading		Manufacturing and trading
Percentage of Ownership	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%	100.00%	[1]	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

[1]	NTHL acquired a 100% equity interest in JICE for a consideration of HK$1.00 on August 2, 2012, which was incorporated in February 1983 in Hong Kong. JICE issued the share capital HK$500,000 which is made up of 500,000 ordinary shares of HK$1 each. The primary reason of acquisition is for re-organization.

Investments in Subsidiaries (Parenthetical) (Detail) (J.I.C. Enterprises (HK) Ltd., HKD)	Dec. 31, 2012		Aug. 02, 2012	Feb. 28, 1983 Ordinary Shares	Aug. 02, 2012 Ordinary Shares
Schedule of Equity Method Investments [Line Items]
Number of share issued				500,000
Issued share capital				500,000
Ordinary shares issued price per share					1
Percentage of Ownership	100.00%	[1]	100.00%
Equity consideration price per share			1

[1]	NTHL acquired a 100% equity interest in JICE for a consideration of HK$1.00 on August 2, 2012, which was incorporated in February 1983 in Hong Kong. JICE issued the share capital HK$500,000 which is made up of 500,000 ordinary shares of HK$1 each. The primary reason of acquisition is for re-organization.

Retained Earnings and Reserve - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Reserves and registered capital of PRC subsidiaries	$ 350,256	$ 327,697

Accrued Expenses and Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued salaries	$ 6,142	$ 3,003
Accrued bonus	3,833	1,967
Accrued tooling and equipment charges	865	3,485
Accrued professional fees	2,479	1,607
Construction payable	5,435	17,025
Advance received from a customer	16,644
Others	5,819	8,893
Accrued expenses and other payables	$ 41,217	$ 35,980

Bank Loans and Banking Facilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Credit facility, term	180 days
Credit facilities, borrowing capacity	$ 176,256	$ 8,159
Credit facilities, unused amount	161,794	6,012
Debt, weighted average interest rate	6.29%
Unsecured half-year term loan
Debt Instrument [Line Items]
Unsecured term loan outstanding, principal amount	$ 4,815
Credit facility, interest rate	6.44%
Credit facility, term	6 months

Total Banking Facilities Utilized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Short term bank borrowings	$ 4,824
Trust Receipt loans	3,558
Usance bills pending maturity	4,860	2,147
Foreign currency forward contract	1,220
Total banking facilities utilized	14,462	2,147
Less: Outstanding letters of credit	(587)	(1,879)
Less: Foreign currency forward contract	(1,220)
Notes payable, short term bank borrowings and Trust Receipt loans	$ 12,655	$ 268

Summary of Financial Information for Discontinued Business (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 24,187	$ 77,240	$ 86,108
Income (loss) before income tax	(978)	479	6,719
Income tax (expenses) credit	284	440	(1,579)
Income (loss) from discontinued business, net of income tax	(694)	919	5,140
Accounts receivable	112	8,715
Inventories		5,341
Prepaid expense and other receivables		5,592
Deferred tax assets		2,314
Property, plant and equipment, net		11,921
Deposits for property, plant and equipment		296
Total assets	112	34,179
Accounts payable		8,626
Accrued expenses and other payables	515	2,306
Income taxes payable		(652)
Total liabilities	515	10,280
Net assets (liabilities) of discontinued business	$ (403)	$ 23,899

Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended						1 Months Ended
	Aug. 12, 2002	Jan. 22, 1999	Dec. 31, 2012 Item	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2007	Feb. 28, 2006	May 31, 2001	Jun. 30, 2012 Consultant Service Contracts	Apr. 30, 2012 Employee Stock Option	Apr. 30, 2012 Employee Stock Option Minimum	Apr. 30, 2012 Employee Stock Option Maximum	Feb. 29, 2012 Director	Feb. 29, 2012 Director Minimum	Feb. 29, 2012 Director Maximum	May 31, 2001 Term at discretion of Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of classes of common shares authorized, issued and outstanding			1
Stock option authorized for each non-employee director								15,000
Shares authorized under stock option plan							2,000,000	3,300,000
Stock option expiry period in years, maximum								3 years								10 years
Stock option expiry period in years, minimum								2 years
Number of stock options approved to be granted									12,000		277,000	831,000		200,000	600,000
Number of stock options approved to be granted, rate of return on equity											6.00%	10.00%		6.00%	10.00%
Period over which return on equity to be achieved in order to grant stock options										9 months			12 months
Share option approved under service contract, term									2 years
Unrecognized compensation expense related to non-vested stock options granted			$ 1,340
Share-based compensation expenses			547	112	95
Options exercisable at period end			185,000
Fair value of stock options vested			66	112	95
Options Outstanding - Weighted Average Remaining Contractual Life			26 months	17 months	23 months
Weighted average fair value of option granted			$ 1.26	$ 1.87	$ 1.58
Number of shares repurchased			0	0	0
Value of shares redeemed and canceled	$ 3,125	$ 1,549
Number of shares redeemed and canceled	509,181	415,500
Shares redeemed and canceled, per share price	$ 6.14	$ 3.73
Number of shares redeemed			0
Stock issued during period to rectify share register of Nam Tai, after adjustment of 1 for 10 stock dividend			44,803,735	44,803,735		1,017,149
Share of common stock adjustment for each 10 stock dividend to rectify share register of Nam Tai						1
Stock dividends applicable to each common share adjustment to rectify share resister of Nam Tai						10

Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Aggregate intrinsic value
Outstanding and exercisable	$ 12,741
Exercisable	1,584
Expected to vest	$ 11,157
Number of Options
Outstanding and exercisable beginning balance	180,000	120,000	75,000
Granted	1,503,000	60,000	60,000
Surrendered			(15,000)
Expired	(60,000)
Outstanding and exercisable ending balance	1,623,000	180,000	120,000
Weighted average exercise price
Outstanding and exercisable beginning balance	$ 4.93	$ 4.43	$ 4.41
Granted	$ 6.03	$ 5.92	$ 4.45
Surrendered			$ 4.41
Expired	$ 4.41
Outstanding and exercisable ending balance	$ 5.97	$ 4.93	$ 4.43
Weighted average fair value per option
Outstanding and exercisable beginning balance	$ 1.45	$ 1.24	$ 0.89
Granted	$ 1.26	$ 1.87	$ 1.58
Surrendered			$ 0.89
Expired	$ 0.89
Outstanding and exercisable ending balance	$ 1.29	$ 1.45	$ 1.24

Option Granted by Company (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Number of options granted	1,503,000		60,000	60,000
Vesting period			100% vested at date of grant	100% vested at date of grant
Exercise price	$ 6.03		$ 5.92	$ 4.45
Exercisable period, start date			Jun 10, 2011	Jun 3, 2010
Exercisable period, end date			Jun 9, 2014	Jun 2, 2013
Weighted average remaining contractual life in months			17 months 9 days	5 months
January 2012 Grant
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Number of options granted	600,000
Vesting period	100% will vest in April 2013	[1]
Exercise price	$ 6.66
Exercisable period, start date	Apr 1, 2013
Exercisable period, end date	Feb 9, 2015
Weighted average remaining contractual life in months	25 months 9 days
April 2012 Grant
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Number of options granted	831,000
Vesting period	50% vested in January 2013 and 50% will vest in January 2014	[1]
Exercise price	$ 5.63
Exercisable period, start date	Jan 1, 2013
Exercisable period, end date	Apr 26, 2015
Weighted average remaining contractual life in months	27 months 26 days
June 2012 Grant
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Number of options granted	60,000
Vesting period	100% vested at date of grant
Exercise price	$ 5.34
Exercisable period, start date	Jun 6, 2012
Exercisable period, end date	Jun 5, 2015
Weighted average remaining contractual life in months	29 months 5 days
August 2012 Grant
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Number of options granted	12,000
Vesting period	1,000 shares monthly from August 1, 2012
Exercise price	$ 5.95
Exercisable period, start date	Aug 1, 2012
Exercisable period, end date	Jul 31, 2014
Weighted average remaining contractual life in months	19 months

[1]	Subject to achievement of performance target.

Weighted Average Fair Value Options Granted, Assumptions (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	0.75%	1.25%	0.30%	0.39%
Expected life	3 years	3 years	2 years	3 years
Expected volatility	50.99%	51.23%	38.57%	41.45%
Expected dividend yield	1.69%		3.30%	4.49%

Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Income (loss) from continuing business	$ 67,615		$ (414)		$ 9,866
Income (loss) from discontinued business	(694)		919		5,140
Consolidated net income attributable to Nam Tai shareholders	66,921	[1]	505	[1]	15,006	[1]
Weighted average number of shares, basic	44,803,735		44,803,735		44,803,735
Effect of dilutive securities - Stock options	541,518		37,467		18,025
Weighted average number of shares, diluted	45,345,253		44,841,202		44,821,760
Basic income (loss) per share from continuing business	$ 1.51		$ (0.01)		$ 0.22
Basic income (loss) per share from discontinued business	$ (0.02)		$ 0.02		$ 0.11
Basic income per share	$ 1.49		$ 0.01		$ 0.33
Effect of dilutive securities - Stock options
Diluted income (loss) per share from continuing business	$ 1.49		$ (0.01)		$ 0.22
Diluted income (loss) per share from discontinued business	$ (0.01)		$ 0.02		$ 0.11
Diluted earnings per share	$ 1.48		$ 0.01		$ 0.33
Earnings Per Share, Basic
Earnings Per Share Disclosure [Line Items]
Income (loss) from continuing business	67,615		(414)		9,866
Income (loss) from discontinued business	(694)		919		5,140
Consolidated net income attributable to Nam Tai shareholders	66,921		505		15,006
Earnings Per Share, Diluted
Earnings Per Share Disclosure [Line Items]
Income (loss) from continuing business	67,615		(414)		9,866
Income (loss) from discontinued business	(694)		919		5,140
Consolidated net income attributable to Nam Tai shareholders	$ 66,921		$ 505		$ 15,006
Continuing Operations
Earnings Per Share Disclosure [Line Items]
Weighted average number of shares, basic	44,803,735		44,803,735		44,803,735
Weighted average number of shares, diluted	45,345,253		44,841,202		44,821,760
Discontinued Business
Earnings Per Share Disclosure [Line Items]
Weighted average number of shares, basic	44,803,735		44,803,735		44,803,735
Weighted average number of shares, diluted	45,345,253		44,841,202		44,821,760

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.

Staff Retirement Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 D Age	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Minimum service duration to be eligible to Mandatory Provident Fund	60
Contribution made to Mandatory Provident Fund, based on staff's relevant income	5.00%
Maximum contribution per employee to Mandatory Provident Fund	$ 3
Retirement age of employees	65
Percentage of employer contributions for which staff are entitled	100.00%
Cost of employer contribution	$ 3,863	$ 2,317	$ 1,715
Local government of Wuxi
Defined Benefit Plan Disclosure [Line Items]
Percentage of salary required for contribution	20.00%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Age of employees to be eligible to Mandatory Provident Fund	18
Minimum | Local Government of Shenzhen
Defined Benefit Plan Disclosure [Line Items]
Percentage of salary required for contribution	10.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Age of employees to be eligible to Mandatory Provident Fund	64
Maximum | Local Government of Shenzhen
Defined Benefit Plan Disclosure [Line Items]
Percentage of salary required for contribution	11.00%

Components of Income Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
PRC, excluding Hong Kong	$ 87,504	$ 6,923	$ 18,686
Hong Kong and other jurisdictions	(2,590)	(6,365)	(5,148)
Income before income tax	$ 84,914	$ 558	$ 13,538

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended									1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended														12 Months Ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 December 31, 2016	Dec. 31, 2012 December 31, 2017	Dec. 31, 2012 Shenzhen PRC Subsidiaries	Dec. 31, 2011 Shenzhen PRC Subsidiaries	Dec. 31, 2010 Shenzhen PRC Subsidiaries	Dec. 31, 2009 Shenzhen PRC Subsidiaries	Dec. 31, 2008 Shenzhen PRC Subsidiaries	Dec. 31, 2007 Shenzhen PRC Subsidiaries	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Jan. 31, 2011 Maximum Directors And Officers	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2007 Minimum	Jan. 31, 2011 Minimum Directors And Officers	Dec. 31, 2007 Minimum Namtai Shenzhen	May 31, 2008 Taxable years from 1997/1998 to 2000/2001 Nam Tai Trading Company Limited	Nov. 30, 2010 Taxable years from 1996/1997 to 2003/2004 Nam Tai Trading Company Limited	Nov. 30, 2010 Taxable years from 1996/1997, 1998/1999 and 1999/2000 Nam Tai Trading Company Limited	Nov. 30, 2010 Taxable years from 1996/1997 to 1999/2000 Nam Tai Trading Company Limited	Feb. 17, 2009 Tax years of 2001 and 2002 Nam Tai Group Management Limited	Feb. 08, 2011 Taxable years 2001/2002 to 2003/2004 Nam Tai Group Management Limited	Sep. 14, 2009 Taxable year 2002/2003 Nam Tai Telecom (Hong Kong) Company Limited	Feb. 17, 2011 Taxable year 2002/2003 Nam Tai Telecom (Hong Kong) Company Limited	Dec. 31, 2012 Taxable years 1996/1997 and 1999/2000	Jan. 31, 2011 Taxable years 1996/1997 and 1999/2000 Directors And Officers	Dec. 31, 2012 Taxable year 1997/1998	Jan. 31, 2011 Taxable year 1997/1998 Directors And Officers	Oct. 31, 2007 Tax years from 1996/1997 to 1999/2000 Nam Tai Trading Company Limited	Dec. 31, 2012 Hong Kong	Dec. 31, 2011 Hong Kong	Dec. 31, 2010 Hong Kong	Dec. 31, 2012 Wuxi Zastron-Flex	Dec. 31, 2011 Wuxi Zastron-Flex	Dec. 31, 2010 Wuxi Zastron-Flex	Dec. 31, 2012 Wuxi Zastron-Flex Fiscal Year 2013
Income Tax [Line Items]
Effective tax rate		25.00%						25.00%	24.00%	22.00%	20.00%	18.00%	15.00%																								16.50%	16.50%	16.50%
Reinvestment period																					5 years
Percentage of production value																							70.00%
Percentage of income tax exemption																																								50.00%	50.00%	50.00%	25.00%
Tax exemption period																																								5 years
Dividend withholding tax rate	5.00%													10.00%	10.00%	10.00%		5.00%	5.00%	5.00%
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries					$ 276
Interest and penalties related to uncertain tax positions			0	0	0
Income tax assessment																								3,000	900	1,100	120	172	855	337	34		1,540		667	2,900
Total certified taxed costs																													5		5
Taxable years involved in controversy, number of years prior to notice																	15 years					13 years
Income tax claims by Commissioner against two former directors																																4,620		2,001
Net operating losses carryforward indefinitely			10,316	8,147	5,549
Net operating losses carryforward subjected to expiration						$ 7,060	$ 7,395

Current and Deferred Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current tax	$ (13,593)	$ (3,672)	$ (8,135)
Deferred tax	(3,706)	2,700	4,463
Income taxes	$ (17,299)	$ (972)	$ (3,672)

Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net operating losses	$ 5,316	$ 6,199
Obsolete inventories	356	10
Allowance for doubtful accounts		2
Allowance for doubtful payables	101
Property, plant and equipment	5,420	4,156
Total deferred tax assets	11,193	10,367
Less: valuation allowance	(5,316)	(1,344)
Deferred tax assets	5,877	9,023
Deferred tax liability arising from withholding tax on undistributed earnings of PRC subsidiaries	(1,379)	(1,379)
Net deferred tax assets	$ 4,498	$ 7,644

Movement of Deferred Tax Assets Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Asset [Line Items]
At beginning of the year	$ 1,344	$ 916	$ 1,223
Current year (reduction) addition	3,972	428	(307)
At end of the year	$ 5,316	$ 1,344	$ 916

Reconciliation of Income Tax Expense to Amount Computed by applying Current Tax Rate to Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Income before income taxes	$ 84,914	$ 558	$ 13,538
PRC tax rate	25.00%	24.00%	22.00%
Income tax expense at PRC tax rate on income before income tax	(21,229)	(134)	(2,978)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(258)	(221)	(134)
Effect of tax exemption		(1,526)
Effect of change in tax law	3,502	142	134
Change in valuation allowance	(3,972)	(428)	307
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries			(276)
Non-deductible impairment loss on goodwill		(708)
Non-deductible and non-taxable items	705	1,490	(770)
(Under) over-provision of income tax expense in prior years	185	1,369	(69)
Increase in tax expense arising from temporary differences	1,242
Withholding tax	1,772
Others	754	(956)	114
Income tax expense	$ (17,299)	$ (972)	$ (3,672)

Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Customer	Dec. 31, 2011	Dec. 31, 2012 Customer A	Dec. 31, 2012 Customer B
Financial Instruments [Line Items]
Number of largest customers	2
Percentage of accounts receivable out of total accounts receivable			60.00%	36.00%
Accounts and notes receivable, allowance for doubtful accounts	$ 0	$ 18

Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Contractual Obligation	$ 101,139
Contractual Obligation, 2013	101,139
Contractual Obligation, 2014
Contractual Obligation, 2015
Operating leases
Long-term Purchase Commitment [Line Items]
Contractual Obligation	42	[1]
Contractual Obligation, 2013	42	[1]
Contractual Obligation, 2014		[1]
Contractual Obligation, 2015		[1]
Capital commitments
Long-term Purchase Commitment [Line Items]
Contractual Obligation	1,631
Contractual Obligation, 2013	1,631
Contractual Obligation, 2014
Contractual Obligation, 2015
Other purchase obligations
Long-term Purchase Commitment [Line Items]
Contractual Obligation	99,466
Contractual Obligation, 2013	99,466
Contractual Obligation, 2014
Contractual Obligation, 2015

[1]	The Company leases the staff quarters in Wuxi in 2013. The rental expenses for the staff quarters in Wuxi and house rental for Mr. Koo charged for the years ended December 31, 2010, 2011 and 2012 amounted to $661, $618 and $819, respectively.

Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
Rental expense on lease	$ 819	$ 618	$ 661

Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment		Dec. 31, 2011 Segment		Dec. 31, 2010 Segment		Dec. 31, 2009 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	2		2		2		3
Net Sales	$ 1,147,923	[1]	$ 525,077	[1]	$ 448,313	[1]
Inter Segment Sales
Segment Reporting Information [Line Items]
Net Sales	$ 0		$ 0		$ 0

[1]	The net sales have excluded the sales from the discontinued business of $86,108, $77,240 and $24,187 for the years ended December 31, 2010, 2011 and 2012, respectively.

Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Sales	$ 1,147,923	[1]	$ 525,077	[1]	$ 448,313	[1]
Cost of sales	(1,042,146)		(505,825)		(409,317)
Gross profit (loss)	105,777		19,252		38,996
General and administrative expenses	(28,440)	[2]	(21,439)	[2]	(22,372)	[2]
Selling expenses	(2,666)		(3,919)		(3,702)
Research and development expenses	(1,364)		(2,297)		(4,723)
Impairment loss on goodwill			(2,951)
Other income, net	9,787		9,184		3,877
Interest income	2,112		2,728		1,462
Interest expense	(292)
Income before income tax	84,914		558		13,538
Income tax (expenses) credit	(17,299)		(972)		(3,672)
Net income (loss) from continuing business	67,615		(414)		9,866
Depreciation and amortization	24,962		13,365		17,771
Capital expenditures	43,378		65,912		3,849
Total assets	635,932		423,564		422,903
TCA
Segment Reporting Information [Line Items]
Net Sales	1,118,196		509,124		444,642
Cost of sales	(1,008,844)		(479,037)		(394,698)
Gross profit (loss)	109,352		30,087		49,944
General and administrative expenses	(20,808)		(9,662)		(12,229)
Selling expenses	(1,958)		(2,886)		(3,187)
Research and development expenses	(777)		(1,709)		(4,024)
Other income, net	6,565		3,660		2,467
Interest income	219		171		839
Interest expense	(204)
Income before income tax	92,389		19,661		33,810
Income tax (expenses) credit	(16,666)		(2,196)		(6,934)
Net income (loss) from continuing business	75,723		17,465		26,876
Depreciation and amortization	17,432		5,252		8,610
Capital expenditures	39,604		54,251		1,796
Total assets	477,083		239,734		160,926
FPC
Segment Reporting Information [Line Items]
Net Sales	29,727		15,953		3,671
Cost of sales	(33,302)		(26,788)		(14,619)
Gross profit (loss)	(3,575)		(10,835)		(10,948)
General and administrative expenses	(3,221)		(4,660)		(3,128)
Selling expenses	(708)		(1,033)		(515)
Research and development expenses	(587)		(588)		(699)
Other income, net	1,955		1,817		582
Interest income	22		53		16
Interest expense	(88)
Income before income tax	(6,202)		(15,246)		(14,692)
Income tax (expenses) credit	(633)		1,224		3,262
Net income (loss) from continuing business	(6,835)		(14,022)		(11,430)
Depreciation and amortization	7,237		7,853		8,666
Capital expenditures	3,774		6,938		1,973
Total assets	12,912		50,915		63,849
Corporate
Segment Reporting Information [Line Items]
General and administrative expenses	(4,411)		(7,117)		(7,015)
Impairment loss on goodwill			(2,951)
Other income, net	1,267		3,707		828
Interest income	1,871		2,504		607
Income before income tax	(1,273)		(3,857)		(5,580)
Net income (loss) from continuing business	(1,273)		(3,857)		(5,580)
Depreciation and amortization	293		260		495
Capital expenditures			4,723		80
Total assets	$ 145,937		$ 132,915		$ 198,128

[1]	The net sales have excluded the sales from the discontinued business of $86,108, $77,240 and $24,187 for the years ended December 31, 2010, 2011 and 2012, respectively.
[2]	General and administrative expenses include employee severance benefits of $656, $187 and $3,504 for the years ended December 31, 2010, 2011 and 2012, respectively.

Percentage of Net Sales by Product Lines of Each Segment (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of net sales by product line	100.00%	100.00%	100.00%
TCA
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of net sales by product line	97.00%	97.00%	99.00%
FPC
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of net sales by product line	3.00%	3.00%	1.00%

Summary of Net Income (Loss) by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Unaffiliated customers	$ 1,147,923		$ 525,077		$ 448,313
Intercompany sales	56,121		945		1,169
Segment Reporting Information, Revenue for Reportable Segment, Total	1,204,044		526,022		449,482
Intercompany eliminations	(56,121)		(945)		(1,169)
Total net sales	1,147,923	[1]	525,077	[1]	448,313	[1]
Net income (loss) attributable to Nam Tai shareholders	67,615		(414)		9,866
PRC, excluding Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Net income (loss) attributable to Nam Tai shareholders	70,205		5,951		15,014
Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Net income (loss) attributable to Nam Tai shareholders	$ (2,590)		$ (6,365)		$ (5,148)

[1]	The net sales have excluded the sales from the discontinued business of $86,108, $77,240 and $24,187 for the years ended December 31, 2010, 2011 and 2012, respectively.

Summary of Net Sales to Customers by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Sales	$ 1,147,923	[1]	$ 525,077	[1]	$ 448,313	[1]
Hong Kong
Segment Reporting Information [Line Items]
Net Sales	86,590		79,536		81,015
Europe
Segment Reporting Information [Line Items]
Net Sales	14,446		30,283		57,226
United States
Segment Reporting Information [Line Items]
Net Sales	3,021		32,332		47,518
PRC (excluding Hong Kong)
Segment Reporting Information [Line Items]
Net Sales	371,376		2,540		9,970
Japan
Segment Reporting Information [Line Items]
Net Sales	665,502		377,933		248,269
Others
Segment Reporting Information [Line Items]
Net Sales	$ 6,988		$ 2,453		$ 4,315

[1]	The net sales have excluded the sales from the discontinued business of $86,108, $77,240 and $24,187 for the years ended December 31, 2010, 2011 and 2012, respectively.

Summary of Long-Lived Assets by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Long lived assets	$ 168,087	$ 149,374	$ 96,869
PRC, excluding Hong Kong
Segment Reporting Information [Line Items]
Long lived assets	163,794	144,788	96,724
Hong Kong
Segment Reporting Information [Line Items]
Long lived assets	$ 4,293	$ 4,586	$ 145

Sales to Customers which Accounted for Ten Percent or More (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Sales to customer	$ 1,105,006	$ 504,603	$ 379,272
Customer A
Revenue, Major Customer [Line Items]
Sales to customer	16,164	62,894	94,644
Customer B
Revenue, Major Customer [Line Items]
Sales to customer	501,821	61,823	63,803
Customer C
Revenue, Major Customer [Line Items]
Sales to customer	$ 587,021	$ 379,886	$ 220,825

Purchase From Suppliers Accounted for Ten Percent or More (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Purchase from suppliers	$ 838,509	$ 274,596	$ 174,603
Supplier A
Segment Reporting Information [Line Items]
Purchase from suppliers	512,807	160,274	124,126
Supplier B
Segment Reporting Information [Line Items]
Purchase from suppliers	108,340	114,322	50,477
Supplier C
Segment Reporting Information [Line Items]
Purchase from suppliers	$ 217,362

Employee Severance Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Severance Benefit [Line Items]
Employee severance benefits	$ 3,504	$ 187

Employee Severance Expenses by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Severance Benefit [Line Items]
Expenses incurred	$ 3,504	$ 187
TCA
Employee Severance Benefit [Line Items]
Expenses incurred	1,901	153
FPC
Employee Severance Benefit [Line Items]
Expenses incurred	1,603	7
Corporate
Employee Severance Benefit [Line Items]
Expenses incurred		$ 27

Provision for Employee Severance Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Severance And Other Charges [Line Items]
Provision for employee severance benefits beginning balance		$ 75
Provision for the year	3,504	187
Payments during the year	(1,716)	(262)
Provision for employee severance benefits ending balance	$ 1,788

Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $) In Thousands, unless otherwise specified	Jan. 22, 2013
Subsequent Event
Subsequent Event [Line Items]
Consideration amount from sale of assets	$ 5,138

Statements Of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
General and administrative expenses	$ (28,440)	[1]	$ (21,439)	[1]	$ (22,372)	[1]
Other income, net	9,787		9,184		3,877
Interest income on loan to a subsidiary	2,112		2,728		1,462
Income before income tax	84,914		558		13,538
Income tax expenses	(17,299)		(972)		(3,672)
Consolidated net income attributable to Nam Tai shareholders	66,921	[2]	505	[2]	15,006	[2]
Other comprehensive income
Comprehensive income attributable to Nam Tai shareholders	66,921	[2]	505	[2]	15,006	[2]
Parent Company
Schedule of Condensed Consolidating Statement of Operations [Line Items]
General and administrative expenses	(1,729)	[3]	(2,374)	[3]	(2,763)	[3]
Other income, net	15,165		1,186		23
Interest income on loan to a subsidiary	4,818		7,721		11,568
Interest income	1,421		725		233
Income before income tax	19,675		7,258		9,061
Income tax expenses
Income before share of net profits of subsidiaries, net of taxes	19,675		7,258		9,061
Share of net profits (losses) of subsidiaries, net of taxes	47,246		(6,753)		5,945
Consolidated net income attributable to Nam Tai shareholders	66,921		505		15,006
Other comprehensive income
Comprehensive income attributable to Nam Tai shareholders	$ 66,921		$ 505		$ 15,006

[1]	General and administrative expenses include employee severance benefits of $656, $187 and $3,504 for the years ended December 31, 2010, 2011 and 2012, respectively.
[2]	"Nam Tai" refers to Nam Tai Electronics, Inc.
[3]	Amount of share-based compensation expense included in general and administrative expenses $ 95 $ 112 $ 547

Statements Of Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Share-based compensation expenses	$ 547	$ 112	$ 95
Parent Company
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Share-based compensation expenses	$ 547	$ 112	$ 95

Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 157,838	$ 118,510	$ 228,067	$ 182,722
Fixed deposits maturing over three months	49,824	34,825
Prepaid expenses and other receivables	29,956	14,334
Total current assets	453,233	297,218
Property, plant and equipment, net	151,555	137,393
Total assets	636,044	457,743
Current liabilities:
Accrued expenses and other payables	41,217	35,980
Dividend payable	26,882	12,545
Total liabilities	273,252	135,537
Shareholders' equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 44,803,735 shares as at December 31, 2011 and 2012)	448	448
Retained earnings	74,750	34,711
Accumulated other comprehensive loss	(8)	(8)
Total Nam Tai shareholders' equity	362,792	322,206	334,134	326,410
Total liabilities and shareholders' equity	636,044	457,743
Parent Company
Current assets:
Cash and cash equivalents	68,568	66,218	88,333	91,398
Fixed deposits maturing over three months	49,182	34,825
Prepaid expenses and other receivables	276	504
Amounts due from subsidiaries	29,566	38,545
Total current assets	147,592	140,092
Property, plant and equipment, net	4,221	4,487
Loan to a subsidiary-non-current	93,108	93,108
Investments in subsidiaries	146,191	98,945
Total assets	391,112	336,632
Current liabilities:
Accrued expenses and other payables	1,438	1,881
Dividend payable	26,882	12,545
Total liabilities	28,320	14,426
Shareholders' equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 44,803,735 shares as at December 31, 2011 and 2012)	448	448
Additional paid-in capital	287,602	287,055
Retained earnings	74,750	34,711
Accumulated other comprehensive loss	(8)	(8)
Total Nam Tai shareholders' equity	362,792	322,206	334,134	326,410
Total liabilities and shareholders' equity	$ 391,112	$ 336,632

Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2007
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	44,803,735	44,803,735	1,017,149
Common shares, outstanding	44,803,735	44,803,735
Parent Company
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	44,803,735	44,803,735
Common shares, outstanding	44,803,735	44,803,735

Statements Of Changes In Shareholders' Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2012 Common Stock Parent Company	Dec. 31, 2011 Common Stock Parent Company	Dec. 31, 2010 Common Stock Parent Company	Dec. 31, 2009 Common Stock Parent Company	Dec. 31, 2012 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital	Dec. 31, 2010 Additional Paid-in Capital	Dec. 31, 2012 Additional Paid-in Capital Parent Company	Dec. 31, 2011 Additional Paid-in Capital Parent Company	Dec. 31, 2010 Additional Paid-in Capital Parent Company	Dec. 31, 2012 Retained Earnings	Dec. 31, 2011 Retained Earnings	Dec. 31, 2010 Retained Earnings	Dec. 31, 2012 Retained Earnings Parent Company	Dec. 31, 2011 Retained Earnings Parent Company	Dec. 31, 2010 Retained Earnings Parent Company	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss) Parent Company	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) Parent Company	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) Parent Company	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) Parent Company
Stockholders Equity [Line Items]
Beginning Balance	$ 322,206		$ 334,134		$ 326,410		$ 322,206	$ 334,134	$ 326,410	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 287,055	$ 286,943	$ 285,264	$ 287,055	$ 286,943	$ 285,264	$ 34,711	$ 46,751	$ 40,706	$ 34,711	$ 46,751	$ 40,706	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)
Beginning Balance (in shares)										44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735
Equity-settled share-based payment	547		112		95		547	112	95									547	112	95	547	112	95
Deemed contribution of services					1,584				1,584											1,584			1,584
Net income	66,921	[1]	505	[1]	15,006	[1]	66,921	505	15,006															66,921	505	15,006	66,921	505	15,006
Cash dividends ($0.60 per share in 2012, 0.28 per share in 2011, $0.20 per share in 2010)	(26,882)		(12,545)		(8,961)		(26,882)	(12,545)	(8,961)															(26,882)	(12,545)	(8,961)	(26,882)	(12,545)	(8,961)
Ending balance	$ 362,792		$ 322,206		$ 334,134		$ 362,792	$ 322,206	$ 334,134	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 287,602	$ 287,055	$ 286,943	$ 287,602	$ 287,055	$ 286,943	$ 74,750	$ 34,711	$ 46,751	$ 74,750	$ 34,711	$ 46,751	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)
Ending balance (in shares)										44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.

Statements Of Changes In Shareholders' Equity (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity [Line Items]
Cash dividends, per share	$ 0.6	$ 0.28	$ 0.2
Parent Company
Stockholders Equity [Line Items]
Cash dividends, per share	$ 0.6	$ 0.28	$ 0.2

Statements of Cash flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income attributable to Nam Tai shareholders	$ 66,921	[1]	$ 505	[1]	$ 15,006	[1]
Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Depreciation and amortization	26,133		16,068		24,468
Share-based compensation expenses	547		112		95
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	(10,030)		(14,207)		(2,434)
Increase (decrease) in accrued expenses and other payables	15,340		4,173		4,354
Net cash provided by (used in) operating activities	109,771		(5,320)		34,893
Cash flows from investing activities:
Purchase of property, plant and equipment	(58,444)		(59,858)		(6,295)
(Increase) decrease in deposit for purchase of property, plant and equipment	4,543		(4,066)		(445)
Decrease (increase) in fixed deposits maturing over three months	(14,999)		(34,825)		12,903
Net cash provided by (used in) investing activities	(66,928)		(99,410)		8,217
Cash flows from financing activities:
Dividend paid	(12,545)		(8,961)
Net cash used in financing activities	(4,163)		(8,961)
Net (decrease) increase in cash and cash equivalents	38,680		(113,691)		43,110
Cash and cash equivalents at beginning of year	118,510		228,067		182,722
Cash and cash equivalents at end of year	157,838		118,510		228,067
Parent Company
Cash flows from operating activities:
Net income attributable to Nam Tai shareholders	66,921		505		15,006
Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Share of net (profits) losses of subsidiaries, net of taxes	(47,246)		6,753		(5,945)
Depreciation and amortization	266		221
Loss on disposal of property, plant and equipment					1
Share-based compensation expenses	547		112		95
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	228		(371)		(133)
Increase (decrease) in accrued expenses and other payables	(443)		231		658
Net cash provided by (used in) operating activities	20,273		7,451		9,682
Cash flows from investing activities:
Purchase of property, plant and equipment			(4,708)
(Increase) decrease in deposit for purchase of property, plant and equipment			433		(433)
Decrease (increase) in fixed deposits maturing over three months	(14,357)		(34,825)		12,903
(Increase) decrease in amounts due from subsidiaries	8,979		(5,682)		(21,729)
Net cash provided by (used in) investing activities	(5,378)		(44,782)		(9,259)
Cash flows from financing activities:
Decrease in amounts due to subsidiaries			(11,194)		(3,488)
Proceeds from loan to a subsidiary			35,371
Dividend paid	(12,545)		(8,961)
Net cash used in financing activities	(12,545)		15,216		(3,488)
Net (decrease) increase in cash and cash equivalents	2,350		(22,115)		(3,065)
Cash and cash equivalents at beginning of year	66,218		88,333		91,398
Cash and cash equivalents at end of year	$ 68,568		$ 66,218		$ 88,333

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.

Note to Schedule One - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Restricted Capital Reserves	350,256
Minimum percentage of restricted net assets of consolidated and unconsolidated subsidiaries to consolidated net assets to file condensed financial information	25.00%